UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: MARCH 31, 2015

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
March 31, 2015

Principal			Interest
Amount		Security		Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-52.1%
		Fannie Mae:
$500	M	4/22/2015		0.11%		$ 499,968
500	M	6/3/2015		0.08		499,930
		Federal Farm Credit Bank:
300	M	7/15/2015		0.10		299,913
300	M	7/27/2015		0.12		299,883
		Federal Home Loan Bank:
600	M	4/10/2015		0.06		599,991
525	M	4/24/2015		0.09		524,970
296	M	5/13/2015		0.08		295,972
300	M	5/29/2015		0.07		299,966
		Freddie Mac:
150	M	4/14/2015		0.09		149,995
700	M	4/21/2015		0.12		699,953
Total Value of U.S. Government Agency Obligations (cost $4,170,541)						4,170,541
		CORPORATE NOTES-17.2%
305	M	Abbott Laboratories, 4/7/2015	(a)	0.15		304,992
350	M	Apple, Inc., 4/7/2015	(a)	0.09		349,995
375	M	Emerson Electric Co., 5/5/2015	(a)	0.11		374,961
350	M	Pfizer, Inc., 4/9/2015	(a)	0.10		349,992
Total Value of Corporate Notes (cost $1,379,940)						1,379,940
		VARIABLE AND FLOATING RATE NOTES-10.0%
200	M	Federal Farm Credit Bank, 11/20/2015		0.11		199,993
400	M	Federal Home Loan Bank, 4/16/2015		0.14		400,003
200	M	Valdez, Alaska Marine Terminal Rev. (Exxon Pipeline Co., Project C), 12/1/2033		0.02		200,000
Total Value of Variable and Floating Rate Notes (cost $799,996)						799,996
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-18.7%
		U.S. Treasury Bills:
500	M	5/28/2015		0.02		499,987
500	M	7/23/2015		0.05		499,925
500	M	9/17/2015		0.14		499,667
Total Value of Short-Term U.S. Government Obligations (cost $1,499,579)						1,499,579
Total Value of Investments (cost $7,850,056)**		98.0%				7,850,056
Other Assets, Less Liabilities		2.0				162,565
Net Assets		100.0%				$ 8,012,621

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2015.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2015, the Fund held four Section 4(2) securities with an aggregate value of $1,379,940 representing 17.2% of the Fund's net assets.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example,
U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obigations	$-	$4,170,541	$-	$4,170,541
Corporate Notes	-	1,379,940	-	1,379,940
Variable and Floating Rate Notes:
U.S. Government Agency Obligations	-	599,996	-	599,996
Municipal Bonds	-	200,000	-	200,000
Short-Term U.S. Government
Obilgations	-	1,499,579	-	1,499,579
Total Investments in Securities	$-	$7,850,056	$-	$7,850,056

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
March 31, 2015

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-93.6%
			Consumer Discretionary-11.9%
5,680			BorgWarner, Inc.		$ 343,526
8,687			CBS Corporation - Class "B"		526,693
24,150			Comcast Corporation - Special Shares "A"		1,353,970
6,600			CST Brands, Inc.		289,278
9,500			Delphi Automotive, PLC		757,530
38,150			Ford Motor Company		615,741
34,400			Hanesbrands, Inc.		1,152,744
4,050			Harman International Industries, Inc.		541,202
8,050			Home Depot, Inc.		914,561
9,500			Johnson Controls, Inc.		479,180
8,550			Lear Corporation		947,511
6,900			McDonald's Corporation		672,336
15,600			Newell Rubbermaid, Inc.		609,492
45,300			Regal Entertainment Group - Class "A"		1,034,652
12,716			Time Warner, Inc.		1,073,739
10,300			Tupperware Brands Corporation		710,906
5,000			Walt Disney Company		524,450
3,500			Whirlpool Corporation		707,210
					13,254,721
			Consumer Staples-8.9%
34,900			Altria Group, Inc.		1,745,698
12,200			Coca-Cola Company		494,710
14,600			CVS Health Corporation		1,506,866
3,700			Dr. Pepper Snapple Group, Inc.		290,376
4,500			Kimberly-Clark Corporation		481,995
8,366			Kraft Foods Group, Inc.		728,804
12,500			Nu Skin Enterprises, Inc. - Class "A"		752,625
12,000			PepsiCo, Inc.		1,147,440
15,000			Philip Morris International, Inc.		1,129,950
13,700			Procter & Gamble Company		1,122,578
6,500			Wal-Mart Stores, Inc.		534,625
					9,935,667
			Energy-7.7%
15,100			Chevron Corporation		1,585,198
800		*	Columbia Pipeline Partners, LP		22,152
19,250			ConocoPhillips		1,198,505
9,100			Devon Energy Corporation		548,821
16,200			Enable Midstream Partners, LP		265,680
9,500			ExxonMobil Corporation		807,500
9,400			Halliburton Company		412,472
15,000			Marathon Oil Corporation		391,650
6,200			Marathon Petroleum Corporation		634,818
12,200			Occidental Petroleum Corporation		890,600
12,500			Royal Dutch Shell, PLC - Class "A" (ADR)		745,625
16,300			Suncor Energy, Inc.		476,775
11,400			Williams Companies, Inc.		576,726
					8,556,522
			Financials-19.0%
10,000			ACE, Ltd.		1,114,900
26,000			AllianceBernstein Holding, LP		802,620
6,650			American Express Company		519,498
3,150			Ameriprise Financial, Inc.		412,146
21,900			Bank of New York Mellon Corporation		881,256
28,750			Berkshire Hills Bancorp, Inc.		796,375
37,300			Brixmor Property Group, Inc. (REIT)		990,315
6,372			Chubb Corporation		644,209
12,350			Discover Financial Services		695,922
52,070			Financial Select Sector SPDR Fund (ETF)		1,255,408
10,500			Invesco, Ltd.		416,745
18,100			iShares S&P U.S. Preferred Stock Index Fund (ETF)		725,991
6,600			iShares U.S. Real Estate ETF (ETF)		523,512
24,200			JPMorgan Chase & Company		1,466,036
29,400			MetLife, Inc.		1,486,170
16,700			Oritani Financial Corporation		242,985
24,410			Outfront Media, Inc.		730,347
10,000			PNC Financial Services Group, Inc.		932,400
7,000			Select Income REIT (REIT)		174,930
1,200			SPDR S&P 500 ETF Trust (ETF)		247,716
11,400			SPDR S&P Regional Banking (ETF)		465,462
47,300			Sterling Bancorp		634,293
5,400			Travelers Companies, Inc.		583,902
19,500			U.S. Bancorp		851,565
28,200			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		650,292
34,700			Wells Fargo & Company		1,887,680
58,300			WP Glimcher, Inc.		969,529
					21,102,204
			Health Care-13.3%
8,200			Abbott Laboratories		379,906
19,100			AbbVie, Inc.		1,118,114
2,270		*	Actavis, PLC		675,597
13,300			Baxter International, Inc.		911,050
3,800		*	Gilead Sciences, Inc.		372,894
10,050			GlaxoSmithKline, PLC (ADR)		463,808
18,250			Johnson & Johnson		1,835,950
4,210			McKesson Corporation		952,302
9,512			Medtronic, PLC		741,841
35,120			Merck & Company, Inc.		2,018,698
12,300			Omnicare, Inc.		947,838
3,050			Perrigo Company, PLC		504,928
76,285			Pfizer, Inc.		2,653,955
600			Phibro Animal Health Corporation - Class "A"		21,246
4,950			Thermo Fisher Scientific, Inc.		664,983
9,990			Zoetis, Inc.		462,437
					14,725,547
			Industrials-11.4%
5,400			3M Company		890,730
9,900			A.O. Smith Corporation		650,034
12,661			ADT Corporation		525,685
9,100			Altra Industrial Motion Corporation		251,524
7,700			Eaton Corporation, PLC		523,138
2,900			G&K Services, Inc. - Class "A"		210,337
5,750		*	Generac Holdings, Inc.		279,967
3,400			General Dynamics Corporation		461,482
84,630			General Electric Company		2,099,670
9,600			Greenbrier Companies, Inc.		556,800
11,800			Honeywell International, Inc.		1,230,858
7,600			Industrial Select Sector SPDR Fund (ETF)		423,852
17,250			ITT Corporation		688,448
3,680			Lockheed Martin Corporation		746,893
7,700			Nielsen NV		343,189
3,850			Snap-On, Inc.		566,181
12,125			Tyco International, PLC		522,103
6,100			United Parcel Service, Inc. - Class "B"		591,334
9,000			United Technologies Corporation		1,054,800
					12,617,025
			Information Technology-9.8%
13,290			Apple, Inc.		1,653,675
4,150			Automatic Data Processing, Inc.		355,406
3,800			Avago Technologies, Ltd.		482,524
55,300			Cisco Systems, Inc.		1,522,132
17,300			EMC Corporation		442,188
50,000			Intel Corporation		1,563,500
13,550			Intersil Corporation - Class "A"		194,036
11,600			Juniper Networks, Inc.		261,928
27,200			Mentor Graphics Corporation		653,616
12,800			Methode Electronics, Inc.		602,112
7,600			Microchip Technology, Inc.		371,640
41,550			Microsoft Corporation		1,689,215
8,100			QUALCOMM, Inc.		561,654
7,350			TE Connectivity, Ltd.		526,407
					10,880,033
			Materials-3.8%
5,200			Cytec Industries, Inc.		281,008
18,350			Dow Chemical Company		880,433
12,790			DuPont (E.I.) de Nemours & Company		914,101
18,200			International Paper Company		1,009,918
6,400			LyondellBasell Industries NV - Class "A"		561,920
10,500			MeadWestvaco Corporation		523,635
					4,171,015
			Telecommunication Services-3.1%
40,010			AT&T, Inc.		1,306,326
43,000			Verizon Communications, Inc.		2,091,090
					3,397,416
			Utilities-4.7%
12,250			American Electric Power Company, Inc.		689,062
25,800			CenterPoint Energy, Inc.		526,578
7,550			Dominion Resources, Inc.		535,068
7,500			Duke Energy Corporation		575,850
5,700			NextEra Energy, Inc.		593,085
3,950			NiSource, Inc.		174,432
13,100			Portland General Electric Company		485,879
29,400			PPL Corporation		989,604
14,400			Vectren Corporation		635,616
					5,205,174
Total Value of Common Stocks (cost $74,789,121)					103,845,324
			PREFERRED STOCKS-1.8%
			Financials-1.4%
200			Citizens Financial Group, Inc., Series A, 5.5%, 2049	(a)	200,000
11,400			Digital Realty Trust, Inc., Series G, 5.875%, 2049 (REIT)		276,564
21,200			JPMorgan Chase & Co., Series Y, 6.125%, 2020		538,480
9,000			Urstadt Biddle Properties, Inc., Series F, 7.125%, 2049 (REIT)		238,590
11,000			Urstadt Biddle Properties, Inc., Series G, 6.75%, 2049 (REIT)		288,640
					1,542,274
			Health Care-.4%
400			Actavis, PLC, Series A, 5.5%, 2018		404,800
Total Value of Preferred Stocks (cost $1,918,699)					1,947,074
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.6%
$4,000	M		Federal Home Loan Bank, 0.055%, 5/5/2015 (cost $3,999,792)		3,999,880
Total Value of Investments (cost $80,707,612)			99.0%		109,792,278
Other Assets, Less Liabilities			1.0		1,130,844
Net Assets			100.0%		$ 110,923,122

*	Non-income producing

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At March 31, 2015, the Fund held one security that was fair valued by the Valuation Committee with a value of
$200,000 representing .18% of the Fund's net assets.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At March 31, 2015, the cost of investments for federal income tax purposes was $80,777,931. Accumulated net unrealized appreciation on investments was $29,014,347, consisting of $30,167,590 gross unrealized appreciation and $1,153,243 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$103,845,324	$-	$-	$103,845,324
Preferred Stocks	1,747,074	200,000	-	1,947,074
Short-Term U.S. Government
Agency Obilgations	-	3,999,880	-	3,999,880
Total Investments in Securities*	$105,592,398	$4,199,880	$-	$109,792,278

*The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2015. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
March 31, 2015

Principal
Amount		Security				Value
		CORPORATE BONDS-90.5%
		Aerospace/Defense-.7%
		Meccanica Holdings USA, Inc.:
$475	M	6.25%, 7/15/2019	(a)			$ 530,813
150	M	7.375%, 7/15/2039	(a)			169,125
						699,938
		Automotive-2.3%
		American Axle & Manufacturing, Inc.:
400	M	6.25%, 3/15/2021				423,000
250	M	6.625%, 10/15/2022				269,375
175	M	Asbury Automotive Group, Inc., 6%, 12/15/2024				182,437
		General Motors Co.:
200	M	6.25%, 10/2/2043				245,912
100	M	5.2%, 4/1/2045				108,961
650	M	Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020	(a)			674,375
75	M	Oshkosh Corp., 5.375%, 3/1/2022				78,188
325	M	Schaeffler Finance BV, 4.75%, 5/15/2021	(a)			329,875
						2,312,123
		Building Materials-1.5%
		Building Materials Corp.:
250	M	6.75%, 5/1/2021	(a)			266,250
350	M	5.375%, 11/15/2024	(a)			357,000
200	M	Cemex Finance, LLC, 9.375%, 10/12/2022	(a)			228,000
200	M	Cemex SAB de CV, 9.5%, 6/15/2018	(a)			222,800
425	M	Griffon Corp., 5.25%, 3/1/2022				420,899
						1,494,949
		Chemicals-1.3%
325	M	Platform Specialty Products Corp., 6.5%, 2/1/2022	(a)			341,250
200	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)			172,500
550	M	TPC Group, Inc., 8.75%, 12/15/2020	(a)			506,000
		W.R. Grace & Co.:
175	M	5.125%, 10/1/2021	(a)			182,000
75	M	5.625%, 10/1/2024	(a)			80,344
						1,282,094
		Consumer Non-Durables-3.0%
		Levi Strauss & Co.:
350	M	7.625%, 5/15/2020				365,750
375	M	6.875%, 5/1/2022				411,563
		Reynolds Group Issuer, Inc.:
400	M	7.125%, 4/15/2019				415,500
775	M	5.75%, 10/15/2020				803,094
		Spectrum Brands Escrow Corp.:
300	M	6.375%, 11/15/2020				319,500
175	M	6.625%, 11/15/2022				188,125
450	M	Wolverine World Wide, Inc., 6.125%, 10/15/2020				482,625
						2,986,157
		Energy-11.3%
		AmeriGas Finance, LLC:
50	M	6.75%, 5/20/2020				52,875
175	M	7%, 5/20/2022				188,562
		Antero Resources Finance Corp.:
100	M	6%, 12/1/2020				100,550
125	M	5.375%, 11/1/2021				121,719
		Berry Petroleum Co.:
90	M	6.75%, 11/1/2020				73,575
300	M	6.375%, 9/15/2022				234,750
75	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022	(a)			77,250
		California Resources Corp.:
150	M	5%, 1/15/2020	(a)			136,125
150	M	5.5%, 9/15/2021	(a)			133,830
225	M	6%, 11/15/2024	(a)			198,562
		Calumet Specialty Products Partners, LP:
325	M	9.625%, 8/1/2020				368,875
150	M	6.5%, 4/15/2021	(a)			146,250
75	M	7.625%, 1/15/2022				76,125
300	M	7.75%, 4/15/2023	(a)			304,875
		Chesapeake Energy Corp.:
275	M	7.25%, 12/15/2018				298,375
125	M	6.625%, 8/15/2020				129,687
250	M	6.875%, 11/15/2020				262,500
200	M	5.75%, 3/15/2023				196,000
		CONSOL Energy, Inc.:
625	M	8.25%, 4/1/2020				653,125
175	M	5.875%, 4/15/2022				159,250
		Crestwood Midstream Partners, LP:
350	M	6%, 12/15/2020				353,500
50	M	6.25%, 4/1/2023	(a)			50,625
		Denbury Resources, Inc.:
150	M	6.375%, 8/15/2021				142,125
275	M	5.5%, 5/1/2022				248,187
		Energy XXI Gulf Coast, Inc.:
300	M	11%, 3/15/2020	(a)			286,125
525	M	7.5%, 12/15/2021				191,625
225	M	Exterran Partners, LP, 6%, 10/1/2022				207,000
250	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021				235,625
300	M	Gibson Energy, Inc., 6.75%, 7/15/2021	(a)			307,500
250	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022				243,750
		Legacy Reserves, LP:
400	M	8%, 12/1/2020				330,000
400	M	6.625%, 12/1/2021				318,000
		Linn Energy, LLC:
75	M	6.5%, 5/15/2019				63,422
225	M	6.25%, 11/1/2019				178,875
225	M	MarkWest Energy Partners, LP, 4.875%, 12/1/2024				231,165
375	M	Memorial Production Partners, LP, 7.625%, 5/1/2021				343,125
285	M	Northern Blizzard Resources, Inc., 7.25%, 2/1/2022	(a)			262,200
		NuStar Logistics, LP:
50	M	4.8%, 9/1/2020				49,375
200	M	6.75%, 2/1/2021				212,009
125	M	Offshore Group Investment, Ltd., 7.5%, 11/1/2019				71,875
200	M	Rain CII Carbon, LLC, 8.25%, 1/15/2021	(a)			187,500
		Rex Energy Corp.:
150	M	8.875%, 12/1/2020				117,750
300	M	6.25%, 8/1/2022	(a)			203,250
100	M	Rice Energy, Inc., 7.25%, 5/1/2023	(a)			100,125
400	M	RKI Exploration and Production, LLC, 8.5%, 8/1/2021	(a)			382,000
		Sabine Pass Liquefaction, LLC:
500	M	6.25%, 3/15/2022				518,750
225	M	5.625%, 4/15/2023				225,563
325	M	5.75%, 5/15/2024				328,250
175	M	5.625%, 3/1/2025	(a)			173,688
325	M	Samson Investment Co., 9.75%, 2/15/2020				91,000
150	M	SM Energy Co., 6.5%, 11/15/2021				153,000
57	M	Suburban Propane Partners, LP, 7.375%, 8/1/2021				61,560
100	M	Tesoro Logistics, LP, 6.25%, 10/15/2022	(a)			104,000
125	M	Ultra Petroleum Corp., 5.75%, 12/15/2018	(a)			113,438
425	M	Unit Corp., 6.625%, 5/15/2021				401,625
						11,400,467
		Financials-5.1%
		Ally Financial, Inc.:
450	M	6.25%, 12/1/2017				480,375
175	M	4.75%, 9/10/2018				180,469
488	M	8%, 3/15/2020				583,160
175	M	8%, 11/1/2031				219,406
350	M	Argos Merger Sub, Inc., 7.125%, 3/15/2023	(a)			363,562
674	M	Consolidated Energy Finance SA, 6.75%, 10/15/2019	(a)			682,425
		General Motors Financial Co., Inc.:
75	M	3.25%, 5/15/2018				76,594
200	M	6.75%, 6/1/2018				225,500
150	M	4.375%, 9/25/2021				159,501
300	M	4.25%, 5/15/2023				311,538
		International Lease Finance Corp.:
650	M	8.75%, 3/15/2017				719,875
625	M	8.25%, 12/15/2020				762,500
375	M	Nielsen Co., (Luxembourg) Sarl, 5.5%, 10/1/2021	(a)			389,063
						5,153,968
		Food/Beverage/Tobacco-2.6%
325	M	Barry Callebaut Services SA, 5.5%, 6/15/2023	(a)			346,856
125	M	Constellation Brands, Inc., 4.75%, 11/15/2024				132,500
400	M	Dean Foods Co., 6.5%, 3/15/2023	(a)			403,000
125	M	H.J. Heinz Co., 4.25%, 10/15/2020				128,406
400	M	JBS Investments GmbH, 7.25%, 4/3/2024	(a)			409,000
		JBS USA, LLC:
225	M	7.25%, 6/1/2021	(a)			238,781
250	M	5.875%, 7/15/2024	(a)			253,750
100	M	Pilgrim's Pride Corp., 5.75%, 3/15/2025	(a)			102,500
450	M	Sun Merger Sub, Inc., 5.875%, 8/1/2021	(a)			473,063
175	M	Treehouse Foods, Inc., 4.875%, 3/15/2022				178,938
						2,666,794
		Food/Drug-.4%
200	M	BI-LO, LLC, 8.625%, 9/15/2018	(a)			178,000
225	M	Rite Aid Corp., 6.125%, 4/1/2023	(a)			231,750
						409,750
		Forest Products/Containers-4.1%
225	M	Ardagh Packaging Finance, PLC, 6%, 6/30/2021	(a)			221,625
300	M	CROWN Americas, LLC, 4.5%, 1/15/2023				304,125
150	M	Graphic Packaging International, Inc., 4.875%, 11/15/2022				156,000
600	M	Greif, Inc., 7.75%, 8/1/2019				678,750
		Mercer International, Inc.:
50	M	7%, 12/1/2019				52,000
200	M	7.75%, 12/1/2022				213,000
		Owens-Brockway Glass Container, Inc.:
75	M	5%, 1/15/2022	(a)			76,680
175	M	5.375%, 1/15/2025	(a)			180,688
275	M	Resolute Forest Products, Inc., 5.875%, 5/15/2023				265,650
		Sealed Air Corp.:
625	M	6.5%, 12/1/2020	(a)			698,438
165	M	8.375%, 9/15/2021	(a)			186,450
175	M	4.875%, 12/1/2022	(a)			178,938
500	M	Silgan Holdings, Inc., 5%, 4/1/2020				516,250
374	M	Tekni-Plex, Inc., 9.75%, 6/1/2019	(a)			403,920
						4,132,514
		Gaming/Leisure-3.2%
375	M	24 Hour Holdings III, LLC, 8%, 6/1/2022	(a)			320,625
250	M	GLP Capital, LP, 4.875%, 11/1/2020				257,500
175	M	Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021				185,062
		International Game Technology:
200	M	5.625%, 2/15/2020	(a)			195,900
200	M	6.25%, 2/15/2022	(a)			196,000
200	M	6.5%, 2/15/2025	(a)			193,500
450	M	National CineMedia, LLC, 7.875%, 7/15/2021				480,375
250	M	NCL Corp., Ltd., 5.25%, 11/15/2019	(a)			257,500
225	M	Regal Entertainment Group, 5.75%, 3/15/2022				230,906
450	M	Scientific Games International, Inc., 6.625%, 5/15/2021	(a)			330,188
525	M	Six Flags Entertainment Corp., 5.25%, 1/15/2021	(a)			542,063
						3,189,619
		Health Care-9.9%
		Aviv Healthcare Properties, LP:
115	M	7.75%, 2/15/2019				120,319
100	M	6%, 10/15/2021				107,375
710	M	Biomet, Inc., 6.5%, 8/1/2020				754,375
		Community Health Systems, Inc.:
250	M	5.125%, 8/15/2018				258,437
425	M	8%, 11/15/2019				452,625
325	M	7.125%, 7/15/2020				344,906
250	M	Concordia Healthcare, 7%, 4/1/2022	(a)			254,062
		Endo Finance, LLC:
700	M	5.75%, 1/15/2022	(a)			719,250
175	M	7.25%, 1/15/2022	(a)			186,594
		Fresenius Medical Care U.S. Finance II, Inc.:
150	M	5.625%, 7/31/2019	(a)			163,575
75	M	4.125%, 10/15/2020	(a)			76,641
100	M	4.75%, 10/15/2024	(a)			105,250
		HCA, Inc.:
75	M	8%, 10/1/2018				87,094
425	M	6.5%, 2/15/2020				479,613
250	M	6.25%, 2/15/2021				270,925
275	M	7.75%, 5/15/2021				293,304
375	M	7.5%, 2/15/2022				438,281
		HealthSouth Corp.:
125	M	8.125%, 2/15/2020				130,781
288	M	7.75%, 9/15/2022				305,640
175	M	5.125%, 3/15/2023				178,937
100	M	5.75%, 11/1/2024				104,500
450	M	Kindred Escrow Corp. II, 8.75%, 1/15/2023	(a)			495,000
225	M	Mallinckrodt Finance SB, 5.75%, 8/1/2022	(a)			232,594
100	M	NBTY, Inc., 9%, 10/1/2018				104,500
		Omnicare, Inc.:
75	M	4.75%, 12/1/2022				77,813
50	M	5%, 12/1/2024				52,500
		Tenet Healthcare Corp.:
450	M	6.75%, 2/1/2020				476,438
425	M	6%, 10/1/2020				451,563
139	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020				122,320
		Valeant Pharmaceuticals International, Inc.:
600	M	6.375%, 10/15/2020	(a)			625,500
150	M	5.625%, 12/1/2021	(a)			152,625
100	M	5.5%, 3/1/2023	(a)			101,250
375	M	5.875%, 5/15/2023	(a)			385,313
325	M	6.125%, 4/15/2025	(a)			337,188
475	M	WellCare Health Plans, Inc., 5.75%, 11/15/2020				501,125
						9,948,213
		Information Technology-4.4%
125	M	Activision Blizzard, Inc., 5.625%, 9/15/2021	(a)			133,437
		Advanced Micro Devices, Inc.:
50	M	6.75%, 3/1/2019				48,750
425	M	7.5%, 8/15/2022				409,062
100	M	7%, 7/1/2024				86,750
100	M	Anixter, Inc., 5.125%, 10/1/2021				103,125
		Audatex North America, Inc.:
725	M	6%, 6/15/2021	(a)			770,312
225	M	6.125%, 11/1/2023	(a)			238,781
375	M	Belden, Inc., 5.5%, 9/1/2022	(a)			386,250
650	M	Denali Borrower, LLC, 5.625%, 10/15/2020	(a)			688,675
350	M	IAC/InterActiveCorp, 4.875%, 11/30/2018				362,250
		Micron Technology, Inc.:
150	M	5.875%, 2/15/2022				158,889
375	M	5.5%, 2/1/2025	(a)			378,750
225	M	Open Text Corp., 5.625%, 1/15/2023	(a)			234,000
300	M	Sensata Technologies BV, 5%, 10/1/2025	(a)			304,875
100	M	Verisign, Inc., 5.25%, 4/1/2025	(a)			102,250
						4,406,156
		Manufacturing-3.6%
325	M	Amkor Technology, Inc., 6.375%, 10/1/2022				336,375
425	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021	(a)			400,562
515	M	Case New Holland, Inc., 7.875%, 12/1/2017				573,092
325	M	Dematic SA, 7.75%, 12/15/2020	(a)			341,250
300	M	EDP Finance BV, 6%, 2/2/2018	(a)			327,006
225	M	EnPro Industries, Inc., 5.875%, 9/15/2022	(a)			235,406
500	M	H&E Equipment Services, Inc., 7%, 9/1/2022				517,500
875	M	Rexel SA, 6.125%, 12/15/2019	(a)			920,938
						3,652,129
		Media-Broadcasting-2.3%
		Belo Corp.:
100	M	7.75%, 6/1/2027				113,000
25	M	7.25%, 9/15/2027				27,125
100	M	Media General Financial Sub, 5.875%, 11/15/2022	(a)			102,250
425	M	Nexstar Broadcasting, Inc., 6.875%, 11/15/2020				450,500
		Sinclair Television Group, Inc.:
475	M	5.375%, 4/1/2021				489,250
225	M	6.375%, 11/1/2021				239,063
		Sirius XM Radio, Inc.:
375	M	5.75%, 8/1/2021	(a)			392,344
100	M	4.625%, 5/15/2023	(a)			96,625
250	M	6%, 7/15/2024	(a)			263,125
125	M	5.375%, 4/15/2025	(a)			125,938
						2,299,220
		Media-Cable TV-7.3%
325	M	Altice Financing SA, 6.625%, 2/15/2023	(a)			336,375
		Cablevision Systems Corp.:
350	M	8.625%, 9/15/2017				394,625
375	M	7.75%, 4/15/2018				417,656
		CCO Holdings, LLC:
250	M	7%, 1/15/2019				260,625
175	M	7.375%, 6/1/2020				187,469
75	M	5.25%, 3/15/2021				77,062
100	M	5.125%, 2/15/2023				101,375
725	M	Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020	(a)			767,594
		Clear Channel Worldwide Holdings, Inc.:
25	M	7.625%, 3/15/2020 Series "A"				26,000
625	M	7.625%, 3/15/2020 Series "B"				660,937
150	M	6.5%, 11/15/2022 Series "A"				156,375
325	M	6.5%, 11/15/2022 Series "B"				343,687
		DISH DBS Corp.:
775	M	7.875%, 9/1/2019				868,000
125	M	5%, 3/15/2023				121,850
200	M	5.875%, 11/15/2024				200,750
400	M	Gray Television, Inc., 7.5%, 10/1/2020				423,000
775	M	Harron Communications, LP, 9.125%, 4/1/2020	(a)			851,531
300	M	Midcontinent Communications Corp., 6.25%, 8/1/2021	(a)			313,500
		Numericable Group SA:
425	M	6%, 5/15/2022	(a)			430,844
200	M	6.25%, 5/15/2024	(a)			202,750
200	M	VTR Finance BV, 6.875%, 1/15/2024	(a)			208,000
						7,350,005
		Media-Diversified-.7%
		Gannett Co., Inc.:
225	M	5.125%, 7/15/2020				235,406
225	M	6.375%, 10/15/2023				244,969
175	M	Lamar Media Corp., 5.375%, 1/15/2024				183,313
						663,688
		Metals/Mining-5.8%
		Alcoa, Inc.:
650	M	6.15%, 8/15/2020				734,249
100	M	5.125%, 10/1/2024				107,229
		Aleris International, Inc.:
100	M	7.625%, 2/15/2018				102,375
550	M	7.875%, 11/1/2020				562,375
		ArcelorMittal:
275	M	6.125%, 6/1/2018				296,175
450	M	10.35%, 6/1/2019				552,094
75	M	6.25%, 3/1/2021				79,969
200	M	7%, 2/25/2022				220,000
		Constellium NV:
250	M	8%, 1/15/2023	(a)			262,500
250	M	5.75%, 5/15/2024	(a)			237,500
600	M	JMC Steel Group, 8.25%, 3/15/2018	(a)			506,250
150	M	Kaiser Aluminum Corp., 8.25%, 6/1/2020				164,250
		Novelis, Inc.:
725	M	8.375%, 12/15/2017				758,531
175	M	8.75%, 12/15/2020				188,344
		Peabody Energy Corp.:
550	M	6.5%, 9/15/2020				343,750
100	M	10%, 3/15/2022	(a)			89,500
100	M	7.875%, 11/1/2026				60,750
		Steel Dynamics, Inc.:
75	M	5.125%, 10/1/2021	(a)			75,844
100	M	6.375%, 8/15/2022				107,250
125	M	5.5%, 10/1/2024	(a)			127,031
250	M	Wise Metals Group, LLC, 8.75%, 12/15/2018	(a)			268,125
						5,844,091
		Real Estate Investment Trusts-.3%
277	M	Taylor Morrison Communities, Inc., 7.75%, 4/15/2020	(a)			295,005
		Retail-General Merchandise-2.2%
		Family Tree Escrow, LLC:
25	M	5.25%, 3/1/2020	(a)			26,312
100	M	5.75%, 3/1/2023	(a)			105,750
325	M	Group 1 Automotive, Inc., 5%, 6/1/2022	(a)			327,437
500	M	Jo-Ann Stores, Inc., 8.125%, 3/15/2019	(a)			503,750
450	M	Limited Brands, Inc., 8.5%, 6/15/2019				542,115
		Netflix, Inc.:
275	M	5.5%, 2/15/2022	(a)			282,563
150	M	5.875%, 2/15/2025	(a)			154,688
300	M	Party City Holdings, Inc., 8.875%, 8/1/2020				324,750
						2,267,365
		Services-5.9%
		ADT Corp.:
575	M	3.5%, 7/15/2022				524,687
75	M	4.125%, 6/15/2023				70,312
		Aecom Technology Corp.:
125	M	5.75%, 10/15/2022	(a)			129,687
225	M	5.875%, 10/15/2024	(a)			236,812
400	M	Ashtead Capital, Inc., 6.5%, 7/15/2022	(a)			428,000
325	M	CoreLogic, Inc., 7.25%, 6/1/2021				347,750
		Covanta Holding Corp.:
125	M	7.25%, 12/1/2020				133,437
300	M	6.375%, 10/1/2022				322,500
		Geo Group, Inc.:
175	M	5.875%, 1/15/2022				185,500
175	M	5.125%, 4/1/2023				179,375
175	M	5.875%, 10/15/2024				182,875
75	M	IHS, Inc., 5%, 11/1/2022	(a)			75,705
		Iron Mountain, Inc.:
225	M	7.75%, 10/1/2019				240,469
650	M	5.75%, 8/15/2024				660,562
650	M	Live Nation Entertainment, Inc., 7%, 9/1/2020	(a)			695,500
500	M	LKQ Corp., 4.75%, 5/15/2023				492,500
175	M	Monitronics International, Inc., 9.125%, 4/1/2020				172,156
275	M	PHH Corp., 7.375%, 9/1/2019				286,688
300	M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023	(a)			307,875
300	M	Safway Group Holding, LLC, 7%, 5/15/2018	(a)			298,500
						5,970,890
		Telecommunications-5.4%
		CenturyLink, Inc.:
100	M	5.625%, 4/1/2020				105,375
700	M	5.8%, 3/15/2022				732,375
175	M	6.75%, 12/1/2023				193,375
		Citizens Communications Co.:
575	M	7.125%, 3/15/2019				628,187
200	M	9%, 8/15/2031				215,000
175	M	Frontier Communications Corp., 8.5%, 4/15/2020				197,312
525	M	GCI, Inc., 8.625%, 11/15/2019				551,250
250	M	Inmarsat Finance, PLC, 4.875%, 5/15/2022	(a)			250,625
450	M	Intelsat Jackson Holdings SA, 7.25%, 4/1/2019				468,112
		Sprint Capital Corp.:
175	M	6.9%, 5/1/2019				181,781
375	M	6.875%, 11/15/2028				345,938
		Wind Acquisition Finance SA:
275	M	4.75%, 7/15/2020	(a)			276,375
675	M	7.375%, 4/23/2021	(a)			702,000
		Windstream Corp.:
200	M	7.875%, 11/1/2017				217,500
325	M	7.75%, 10/15/2020				334,344
100	M	6.375%, 8/1/2023				90,125
						5,489,674
		Transportation-1.6%
		Aircastle, Ltd.:
75	M	4.625%, 12/15/2018				78,187
775	M	6.25%, 12/1/2019				853,957
125	M	American Airlines Group, Inc., 5.5%, 10/1/2019	(a)			128,750
		Fly Leasing, Ltd.:
200	M	6.75%, 12/15/2020				204,750
275	M	6.375%, 10/15/2021				272,937
25	M	Mobile Mini, Inc., 7.875%, 12/1/2020				26,500
						1,565,081
		Utilities-2.2%
		AES Corp.:
75	M	8%, 6/1/2020				86,062
275	M	7.375%, 7/1/2021				306,625
200	M	5.5%, 3/15/2024				200,500
275	M	Dynergy Finance I/II, Inc., 7.375%, 11/1/2022	(a)			290,125
112	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020				128,151
400	M	InterGen NV, 7%, 6/30/2023	(a)			389,000
200	M	NRG Energy, Inc., 6.25%, 5/1/2024				202,500
382	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)			413,484
175	M	Terraform Power Operating, LLC, 5.875%, 2/1/2023	(a)			182,000
						2,198,447
		Waste Management-.3%
275	M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020				288,750
		Wireless Communications-3.1%
225	M	Level 3 Financing, Inc., 6.125%, 1/15/2021				237,094
450	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020				471,938
		Sprint Nextel Corp.:
100	M	9.125%, 3/1/2017				109,500
175	M	8.375%, 8/15/2017				190,531
600	M	7%, 8/15/2020				612,375
275	M	6%, 11/15/2022				262,281
		T-Mobile USA, Inc.:
450	M	6.25%, 4/1/2021				469,688
450	M	6.625%, 4/1/2023				473,063
275	M	UPCB Finance IV, Ltd., 5.375%, 1/15/2025	(a)	(b)	(c)	275,000
						3,101,470
Total Value of Corporate Bonds (cost $91,175,884)						91,068,557
		LOAN PARTICIPATIONS+-5.9%
		Automotive-.2%
223	M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021				223,313
		Chemicals-.4%
352	M	Axalta Coating Systems Dutch Holdings BBV, 3.75%, 2/1/2020				350,328
		Energy-.8%
500	M	EP Energy, LLC, 2.75%, 5/24/2018	(b)			480,000
300	M	Jonah Energy, LLC, 7.5%, 5/12/2021				268,500
						748,500
		Food/Drug-1.0%
270	M	Albertson's, Inc., 5.375%, 3/21/2019				272,378
430	M	Rite Aid Corp., 4.875%, 6/21/2021				431,814
334	M	Supervalu, Inc., 4.5%, 3/21/2019				335,400
						1,039,592
		Gaming/Leisure-.2%
221	M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020				220,372
		Health Care-.3%
250	M	Community Health Systems, Inc., 4.25%, 1/27/2021	(b)			251,432
		Industrials-.5%
500	M	TransDigm, Inc., 3.75%, 2/28/2020	(b)			499,509
		Information Technology-.7%
234	M	ARRIS Enterprises, Inc., 3.25%, 4/17/2020				234,199
432	M	Avago Technologies Cayman, Ltd., 3.75%, 5/6/2021				433,153
						667,352
		Manufacturing-.4%
458	M	Gardner Denver, Inc., 4.25%, 7/30/2020				435,610
		Media-Diversified-.6%
622	M	Tribune Co., 4%, 12/27/2020				624,080
		Metals/Mining-.1%
170	M	Oxbow Carbon, LLC, 8%, 1/17/2020				141,383
		Retail-General Merchandise-.5%
500	M	Burger King Corp., 4.5%, 12/10/2021	(b)			505,250
		Services-.2%
110	M	Allied Security Holdings, LLC, 4.25%, 2/12/2021				109,695
84	M	Brickman Group, Ltd., LLC, 4%, 12/18/2020				83,520
						193,215
Total Value of Loan Participations (cost $5,956,576)						5,899,936
		PASS-THROUGH CERTIFICATES-.7%
		Transportation
720	M	American Airlines 13-2 B PTT, 5.6%, 7/15/2020 (cost $737,882)	(a)			752,738
Total Value of Investments (cost $97,870,342)		97.1%				97,721,231
Other Assets, Less Liabilities		2.9				2,861,251
Net Assets		100.0%				$ 100,582,482

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2015, the
Fund held one hundred twenty-six 144A securities with an aggregate value of $37,764,581 representing 37.5% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1G).

(c)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At March 31,
2015, the Fund held one security that was fair valued by the Valuation
Committee with a value of $275,000 representing .27% of the Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in efffect at March 31, 2015.

Summary of Abbreviations:
	PTT	Pass Through Trust

At March 31, 2015, the cost of investments for federal income tax purposes was $97,870,592. Accumulated net unrealized depreciation on investments was $149,361, consisting of $2,300,371 gross
unrealized appreciation and $2,449,732 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$91,068,557	$-	$91,068,557
Loan Participations	-	5,899,936	-	5,899,936
Pass-Through Certificates	-	752,738	-	752,738
Total Investments in Securities*	$-	$97,721,231	$-	$97,721,231

*The Portfolio of Investments provides information on the industry categorization for corporate bonds, loan participations and pass through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
March 31, 2015

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-49.2%
		Fannie Mae-26.5%
$2,293	M	3%, 7/1/2021 - 2/1/2045		$ 2,366,812
2,327	M	3.5%, 11/1/2028 - 3/1/2045		2,453,481
1,930	M	4%, 1/1/2041 - 8/1/2044		2,082,432
420	M	4.5%, 11/1/2040 - 8/1/2041		459,890
522	M	5.5%, 7/1/2034 - 10/1/2039		594,517
169	M	9%, 11/1/2026		197,505
5	M	11%, 10/1/2015		5,331
				8,159,968
		Freddie Mac-8.3%
716	M	3.5%, 11/1/2042 - 10/1/2044		753,628
1,389	M	4%, 11/1/2040 - 8/1/2044		1,491,052
291	M	4.5%, 5/1/2044		317,189
				2,561,869
		Government National Mortgage Association I Program-14.4%
745	M	4%, 11/15/2025 - 8/15/2041		802,093
1,406	M	4.5%, 12/15/2039 - 6/15/2040		1,569,415
1,389	M	5%, 6/15/2033 - 4/15/2040		1,573,850
235	M	5.5%, 2/15/2033 - 1/15/2036		267,597
177	M	6%, 11/15/2032 - 4/15/2036		205,431
				4,418,386
Total Value of Residential Mortgage-Backed Securities (cost $14,688,939)				15,140,223
		U.S. GOVERNMENT AGENCY OBLIGATIONS-27.1%
		Fannie Mae:
400	M	0.875%, 8/28/2017		400,642
500	M	0.875%, 5/21/2018		498,966
2,450	M	1.625%, 11/27/2018		2,489,791
125	M	1.75%, 11/26/2019		126,925
260	M	2.625%, 9/6/2024		269,721
700	M	Federal Farm Credit Bank, 4.875%, 1/17/2017		753,490
		Federal Home Loan Bank:
1,000	M	1.6%, 7/30/2019		995,356
950	M	5.375%, 5/18/2016		1,003,524
		Freddie Mac:
800	M	0.875%, 3/7/2018		798,945
1,000	M	1.25%, 8/1/2019		998,813
Total Value of U.S. Government Agency Obligations (cost $8,450,681)				8,336,173
		U.S. GOVERNMENT OBLIGATIONS-14.9%
228	M	FDA Queens LP, 6.99%, 6/15/2017	(a)	241,438
		U.S. Treasury Bonds:
630	M	2.5%, 2/15/2045		624,291
650	M	3%, 11/15/2044		712,308
		U.S. Treasury Notes:
200	M	1.625%, 12/31/2019		202,562
240	M	2%, 2/15/2025		241,538
640	M	2.125%, 12/31/2021		658,950
355	M	2.25%, 7/31/2021		368,174
400	M	2.25%, 11/15/2024		411,250
1,080	M	2.375%, 8/15/2024		1,122,778
Total Value of U.S. Government Obligations (cost $4,576,737)				4,583,289
		COMMERCIAL MORTGAGE-BACKED SECURITIES-3.4%
		Fannie Mae-1.7%
500	M	3.84%, 5/1/2018		537,632
		Federal Home Loan Mortgage Corporation-1.7%
500	M	Multifamily Structured Pass Through, 2.13%, 1/25/2019		512,837
Total Value of Commercial Mortgage-Backed Securities (cost $1,060,078)				1,050,469
		COLLATERALIZED MORTGAGE OBLIGATIONS-2.0%
567	M	Fannie Mae, 4%, 2/25/2025 (cost $611,137)		622,463
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.3%
700	M	Federal Home Loan Bank, 0.05%, 4/10/2015 (cost $699,991)		699,995
Total Value of Investments (cost $30,087,563)		98.9%		30,432,612
Other Assets, Less Liabilities		1.1		355,349
Net Assets		100.0%		$ 30,787,961

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2015, the Fund held one 144A security with a value of $241,438 representing .8% of the Fund's net assets.

At March 31, 2015, the cost of investments for federal income tax purposes was
$30,087,563. Accumulated net unrealized appreciation on investments was
$345,049, consisting of $620,590 gross unrealized appreciation and $275,541 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$15,140,223	$-	$15,140,223
U.S. Government Agency
Obligations	-	8,336,173	-	8,336,173
U.S. Government Obligations	-	4,583,289	-	4,583,289
Commercial
Mortgage-Backed Securities	-	1,050,469	-	1,050,469
Collateralized Mortgage
Obligations	-	622,463	-	622,463
Short-Term U.S. Government
Agency Obligations	-	699,995	-	699,995
Total Investments in Securities	$-	$30,432,612	$-	$30,432,612

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
March 31, 2015

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.2%
			Consumer Discretionary-16.5%
69,800			BorgWarner, Inc.	$ 4,221,504
114,400			CBS Corporation - Class "B"	6,936,072
81,600			Delphi Automotive, PLC	6,506,784
66,800			Foot Locker, Inc.	4,208,400
159,900			Ford Motor Company	2,580,786
36,000			GNC Holdings, Inc. - Class "A"	1,766,520
26,700			Harman International Industries, Inc.	3,567,921
48,200			Home Depot, Inc.	5,476,002
108,800		*	Jarden Corporation	5,755,520
87,800			Johnson Controls, Inc.	4,428,632
53,800			L Brands, Inc.	5,072,802
52,000			Lear Corporation	5,762,640
39,600			Magna International, Inc.	2,124,936
87,400			Newell Rubbermaid, Inc.	3,414,718
47,600			Penske Automotive Group, Inc.	2,450,924
86,000			Stein Mart, Inc.	1,070,700
29,400		*	TRW Automotive Holdings Corporation	3,082,590
60,700			Tupperware Brands Corporation	4,189,514
42,800			Walt Disney Company	4,489,292
20,700			Whirlpool Corporation	4,182,642
14,800			Wyndham Worldwide Corporation	1,338,956
				82,627,855
			Consumer Staples-8.4%
120,300			Altria Group, Inc.	6,017,406
67,500			Avon Products, Inc.	539,325
96,178			Coca-Cola Company	3,900,018
72,100			CVS Health Corporation	7,441,441
101,700			Nu Skin Enterprises, Inc. - Class "A"	6,123,357
44,400			PepsiCo, Inc.	4,245,528
73,400			Philip Morris International, Inc.	5,529,222
28,000			Procter & Gamble Company	2,294,320
60,700			Tyson Foods, Inc. - Class "A"	2,324,810
42,650			Wal-Mart Stores, Inc.	3,507,963
				41,923,390
			Energy-7.4%
36,900			Anadarko Petroleum Corporation	3,055,689
9,300			Chevron Corporation	976,314
61,500			ConocoPhillips	3,828,990
65,700			Devon Energy Corporation	3,962,367
33,300			Ensco, PLC - Class "A"	701,631
53,500			ExxonMobil Corporation	4,547,500
26,700			Hess Corporation	1,812,129
80,222			Marathon Oil Corporation	2,094,596
51,011			Marathon Petroleum Corporation	5,223,016
42,750			National Oilwell Varco, Inc.	2,137,073
24,800			Noble Corporation, PLC	354,144
26,700			Occidental Petroleum Corporation	1,949,100
30,650			Phillips 66	2,409,090
13,100			Schlumberger, Ltd.	1,093,064
93,607			Suncor Energy, Inc.	2,738,005
				36,882,708
			Financials-10.4%
67,306			American Express Company	5,257,945
37,700			Ameriprise Financial, Inc.	4,932,668
142,600			Brixmor Property Group, Inc. (REIT)	3,786,030
28,800			Citizens Financial Group, Inc.	694,944
53,643			Discover Financial Services	3,022,783
27,100			Financial Select Sector SPDR Fund (ETF)	653,381
50,600		*	Health Insurance Innovations, Inc. - Class "A"	395,186
16,000			iShares Core S&P Mid-Cap ETF (ETF)	2,431,680
31,800			iShares Russell 2000 ETF (ETF)	3,954,330
106,088			JPMorgan Chase & Company	6,426,811
15,200			Morgan Stanley	542,488
40,500			PNC Financial Services Group, Inc.	3,776,220
15,700			SPDR S&P 500 ETF Trust (ETF)	3,240,951
27,000			SPDR S&P Regional Banking (ETF)	1,102,410
105,808			Sunstone Hotel Investors, Inc. (REIT)	1,763,819
94,800			U.S. Bancorp	4,139,916
102,800			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	2,370,568
63,267			Wells Fargo & Company	3,441,725
				51,933,855
			Health Care-18.1%
106,700			Abbott Laboratories	4,943,411
89,400			AbbVie, Inc.	5,233,476
30,900		*	Actavis, PLC	9,196,458
46,730			Baxter International, Inc.	3,201,005
53,822		*	Express Scripts Holding Company	4,670,135
138,900		*	Gilead Sciences, Inc.	13,630,257
72,275			Johnson & Johnson	7,270,865
2,612		*	Mallinckrodt, PLC	330,810
18,900			McKesson Corporation	4,275,180
45,112			Medtronic, PLC	3,518,285
86,743			Merck & Company, Inc.	4,985,988
88,100		*	Mylan NV	5,228,735
49,600			Omnicare, Inc.	3,822,176
221,393			Pfizer, Inc.	7,702,262
55,500			Phibro Animal Health Corporation - Class "A"	1,965,255
69,543			Thermo Fisher Scientific, Inc.	9,342,407
28,072			Zoetis, Inc.	1,299,453
				90,616,158
			Industrials-12.0%
37,694			3M Company	6,217,625
33,700			ADT Corporation	1,399,224
73,100			Altra Industrial Motion Corporation	2,020,484
20,700			Caterpillar, Inc.	1,656,621
68,100		*	Generac Holdings, Inc.	3,315,789
102,796			General Electric Company	2,550,369
68,500			Greenbrier Companies, Inc.	3,973,000
56,000			Honeywell International, Inc.	5,841,360
61,300			ITT Corporation	2,446,483
5,600			Lockheed Martin Corporation	1,136,576
23,800			Nielsen NV	1,060,766
44,500			PACCAR, Inc.	2,809,730
49,400			Ryder System, Inc.	4,687,566
24,000			Snap-On, Inc.	3,529,440
33,500		*	TAL International Group, Inc.	1,364,455
29,800			Textainer Group Holdings, Ltd.	893,702
96,000			Textron, Inc.	4,255,680
73,400			Tyco International, PLC	3,160,604
26,000		*	United Rentals, Inc.	2,370,160
44,400			United Technologies Corporation	5,203,680
				59,893,314
			Information Technology-19.9%
82,800			Apple, Inc.	10,302,804
86,900		*	ARRIS Group, Inc.	2,510,976
56,400			Avago Technologies, Ltd.	7,161,672
35,300		*	Blackhawk Network Holdings, Inc.	1,262,681
65,425			CDW Corporation	2,436,427
233,900			Cisco Systems, Inc.	6,438,097
26,900		*	eBay, Inc.	1,551,592
226,900			EMC Corporation	5,799,564
127,000			Hewlett-Packard Company	3,957,320
156,100			Intel Corporation	4,881,247
41,000			International Business Machines Corporation	6,580,500
134,600			Juniper Networks, Inc.	3,039,268
167,100			Mentor Graphics Corporation	4,015,413
95,300			Methode Electronics, Inc.	4,482,912
167,100			Microsoft Corporation	6,793,450
42,800		*	NXP Semiconductors NV	4,295,408
94,100			Oracle Corporation	4,060,415
56,500		*	PTC, Inc.	2,043,605
38,200		*	Qorvo, Inc.	3,044,540
66,688			QUALCOMM, Inc.	4,624,146
121,760			Symantec Corporation	2,844,922
34,600		*	Synaptics, Inc.	2,813,153
46,800			TE Connectivity, Ltd.	3,351,816
20,000		*	Yahoo!, Inc.	888,700
				99,180,628
			Materials-3.6%
60,900			Cytec Industries, Inc.	3,291,036
33,100			H.B. Fuller Company	1,418,997
72,100			International Paper Company	4,000,829
94,300			MeadWestvaco Corporation	4,702,741
10,900			Praxair, Inc.	1,316,066
36,350			RPM International, Inc.	1,744,436
81,200		*	Trinseo SA	1,607,760
				18,081,865
			Telecommunication Services-1.9%
127,000			AT&T, Inc.	4,146,550
113,700			Verizon Communications, Inc.	5,529,231
				9,675,781
			Utilities-1.0%
2,600			AGL Resources, Inc.	129,090
100,700		*	Dynegy, Inc.	3,165,001
40,400			NiSource, Inc.	1,784,064
				5,078,155
Total Value of Common Stocks (cost $288,873,617)				495,893,709
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.4%
$2,000	M		Federal Home Loan Bank, 0.06%, 5/29/2015 (cost $1,999,807)	1,999,896
Total Value of Investments (cost $290,873,424)			99.6%	497,893,605
Other Assets, Less Liabilities			.4	2,247,215
Net Assets			100.0%	$ 500,140,820

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At March 31, 2015, the cost of investments for federal income tax purposes was $292,231,356. Accumulated net unrealized appreciation on investments was $205,662,249, consisting of $211,701,034 gross unrealized appreciation and $6,038,785 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$495,893,709	$-	$-	$495,893,709
Short-Term U.S. Government
Agency Obligations	-	1,999,896	-	1,999,896
Total Investments in Securities*	$495,893,709	$1,999,896	$-	$497,893,605

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2015. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
March 31, 2015

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.3%
			United Kingdom-18.2%
147,922			British American Tobacco, PLC	$ 7,654,694
91,644			Diageo, PLC	2,527,881
139,159			Domino's Pizza Group, PLC	1,600,846
1,144,697			Lloyds Banking Group, PLC	1,329,223
78,491		*	Persimmon, PLC	1,936,281
61,904			Reckitt Benckiser Group, PLC	5,326,023
75,791			SABMiller, PLC	3,979,947
				24,354,895
			Switzerland-16.3%
411			Chocoladefabriken Lindt & Spruengli AG	2,205,562
29,637			Compagnie Financiere Richemont SA	2,387,916
17,637			DKSH Holding, Ltd.	1,441,014
69,046			Nestle SA - Registered	5,215,040
21,856			Roche Holding AG - Genusscheine	6,029,629
1,227			SGS SA - Registered	2,348,446
115,272		*	UBS Group AG	2,173,063
				21,800,670
			India-12.4%
347,035			HDFC Bank, Ltd.	5,671,230
3,248			HDFC Bank, Ltd. (ADR)	191,275
360,138			Housing Development Finance Corporation	7,571,494
618,690			ITC, Ltd.	3,221,414
				16,655,413
			France-8.6%
14,605			Air Liquide SA	1,881,335
102,237			Bureau Veritas SA	2,197,499
20,866			Essilor International SA	2,396,173
4,622			Hermes International	1,632,078
11,069			L'Oreal SA	2,039,390
11,137			Pernod Ricard SA	1,319,047
				11,465,522
			Canada-6.1%
48,185			Alimentation Couche-Tard - Class "B"	1,928,465
42,948			Bank of Nova Scotia	2,156,640
60,994			Enbridge, Inc.	2,958,803
56,394			Silver Wheaton Corporation	1,072,624
				8,116,532
			United States-5.6%
60,693			Philip Morris International, Inc.	4,572,004
2,561		*	Priceline.com, Inc.	2,981,388
				7,553,392
			Netherlands-4.7%
5,029			Core Laboratories NV	525,480
138,351			Unilever NV-CVA	5,789,047
				6,314,527
			China-4.2%
14,719		*	Alibaba Group Holding, Ltd. (ADR)	1,225,210
11,400		*	Baidu.com, Inc. (ADR)	2,375,760
107,165			Tencent Holdings, Ltd.	2,034,748
				5,635,718
			Australia-4.2%
41,571			CSL, Ltd.	2,916,752
52,014			Ramsay Health Care, Ltd.	2,663,809
				5,580,561
			Denmark-4.1%
9,639			Coloplast A/S - Series "B"	729,655
88,496			Novo Nordisk A/S - Series "B"	4,737,685
				5,467,340
			Hong Kong-3.1%
100,251			Cheung Kong Infrastructure Holdings, Ltd.	861,864
133,915			Galaxy Entertainment Group, Ltd.	609,753
175,985			Link REIT (REIT)	1,085,059
388,991			Sands China, Ltd.	1,610,625
				4,167,301
			Spain-2.6%
138,400			Banco Bilbao Vizcaya Argentaria SA	1,400,042
48,300			Grifols SA	2,076,336
				3,476,378
			Germany-2.4%
12,482			Bayer AG	1,878,299
16,800			Fresenius Medical Care AG & Co.	1,399,247
				3,277,546
			Brazil-1.8%
99,340			Cielo SA	1,422,144
90,714			Itau Unibanco Holding SA (ADR)	1,003,297
				2,425,441
			South Africa-1.6%
14,126			Naspers, Ltd.	2,177,889
			Japan-1.2%
14,900			Daito Trust Construction Company, Ltd.	1,667,841
			Ireland-1.2%
18,453			Paddy Power, PLC	1,581,567
Total Value of Common Stocks (cost $96,365,465)				131,718,533
			RIGHTS-.0%
			Spain
138,400			Banco Bilbao Vizcaya Argentaria SA (Expire 4/14/2015) (cost $0)	19,941
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.8%
			United States
$1,000	M		Federal Home Loan Bank, 0.055%, 5/5/2015 (cost $999,948)	999,970
Total Value of Investments (cost $97,365,413)			99.1%	132,738,444
Other Assets, Less Liabilities			.9	1,247,833
Net Assets			100.0%	$ 133,986,277

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

At March 31, 2015, the cost of investments for federal income tax purposes was $97,898,249. Accumulated net unrealized appreciation on
investments was $34,840,195, consisting of $37,786,343 gross unrealized appreciation and $2,946,148 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$24,354,895	$-	$-	$24,354,895
Switzerland	21,800,670	-	-	21,800,670
India	16,655,413	-	-	16,655,413
France	11,465,522	-	-	11,465,522
Canada	8,116,532	-	-	8,116,532
United States	7,553,392	-	-	7,553,392
Netherlands	6,314,527	-	-	6,314,527
China	5,635,718	-	-	5,635,718
Australia	5,580,561	-	-	5,580,561
Denmark	5,467,340	-	-	5,467,340
Hong Kong	4,167,301	-	-	4,167,301
Spain	3,476,378	-	-	3,476,378
Germany	3,277,546	-	-	3,277,546
Brazil	2,425,441	-	-	2,425,441
South Africa	2,177,889	-	-	2,177,889
Japan	1,667,841	-	-	1,667,841
Ireland	1,581,567	-	-	1,581,567
Rights
Spain	19,941	-	-	19,941
Short-Term U.S. Government
Agency Obligations	-	999,970	-	999,970
Total Investments in Securities	$131,738,474	$999,970	$-	$132,738,444

During the period ended March 31, 2015, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
March 31, 2015

Principal
Amount		Security		Value
		CORPORATE BONDS-95.6%
		Agriculture-.7%
$400	M	Cargill, Inc., 6%, 11/27/2017	(a)	$ 446,340
		Automotive-1.2%
200	M	Daimler Finance NA, LLC, 2.95%, 1/11/2017	(a)	206,625
500	M	Johnson Controls, Inc., 5%, 3/30/2020		559,225
				765,850
		Chemicals-3.3%
500	M	Agrium, Inc., 3.375%, 3/15/2025		501,067
450	M	CF Industries, Inc., 3.45%, 6/1/2023		454,963
500	M	Dow Chemical Co., 4.25%, 11/15/2020		549,862
500	M	LyondellBasell Industries NV, 6%, 11/15/2021		588,568
				2,094,460
		Consumer Durables-1.3%
		Newell Rubbermaid, Inc.:
500	M	2.875%, 12/1/2019		510,073
265	M	4.7%, 8/15/2020		290,081
				800,154
		Energy-7.6%
575	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	617,370
500	M	Continental Resources, Inc., 5%, 9/15/2022		493,750
400	M	DCP Midstream Operating, LP, 2.5%, 12/1/2017		378,192
500	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021		526,010
500	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		492,392
500	M	Nabors Industries, Inc., 6.15%, 2/15/2018		534,328
400	M	ONEOK Partners, LP, 3.375%, 10/1/2022		380,120
400	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018		444,603
466	M	Valero Energy Corp., 9.375%, 3/15/2019		584,198
400	M	Weatherford International, LLC, 6.35%, 6/15/2017		423,736
				4,874,699
		Financial Services-16.9%
250	M	Aflac, Inc., 8.5%, 5/15/2019		315,955
		American Express Co.:
400	M	7%, 3/19/2018		462,442
200	M	4.05%, 12/3/2042		204,585
		American International Group, Inc.:
300	M	5.85%, 1/16/2018		335,359
300	M	6.4%, 12/15/2020		363,839
500	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020		575,753
600	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024		642,841
400	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022		428,905
200	M	BlackRock, Inc., 5%, 12/10/2019		227,844
400	M	CoBank ACB, 7.875%, 4/16/2018	(a)	467,799
300	M	Compass Bank, 6.4%, 10/1/2017		327,026
		ERAC USA Finance, LLC:
500	M	4.5%, 8/16/2021	(a)	550,107
500	M	7%, 10/15/2037	(a)	676,404
600	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		750,470
		General Electric Capital Corp.:
1,000	M	4.65%, 10/17/2021		1,133,391
900	M	6.75%, 3/15/2032		1,248,322
300	M	Harley-Davidson Financial Services, Inc., 2.4%, 9/15/2019	(a)	305,244
200	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018	(a)	231,892
400	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	442,520
600	M	Protective Life Corp., 7.375%, 10/15/2019		723,306
300	M	Prudential Financial, Inc., 7.375%, 6/15/2019		363,597
				10,777,601
		Financials-21.7%
		Bank of America Corp.:
350	M	5.65%, 5/1/2018		388,520
625	M	5%, 5/13/2021		706,426
475	M	5.875%, 2/7/2042		606,534
		Barclays Bank, PLC:
400	M	5.125%, 1/8/2020		455,124
600	M	3.75%, 5/15/2024		632,473
200	M	3.65%, 3/16/2025		201,040
300	M	Capital One Financial Corp., 3.2%, 2/5/2025		298,133
		Citigroup, Inc.:
1,250	M	6.125%, 11/21/2017		1,389,711
200	M	4.5%, 1/14/2022		221,145
400	M	Deutsche Bank AG London, 3.7%, 5/30/2024		410,490
100	M	Fifth Third Bancorp, 3.5%, 3/15/2022		104,857
		Goldman Sachs Group, Inc.:
200	M	5.375%, 3/15/2020		227,101
600	M	5.75%, 1/24/2022		701,017
300	M	3.625%, 1/22/2023		310,838
500	M	6.125%, 2/15/2033		639,613
		JPMorgan Chase & Co.:
900	M	6%, 1/15/2018		1,007,073
400	M	4.5%, 1/24/2022		442,789
		Morgan Stanley:
500	M	5.95%, 12/28/2017		554,699
600	M	6.625%, 4/1/2018		682,880
850	M	5.5%, 7/28/2021		987,393
600	M	SunTrust Banks, Inc., 6%, 9/11/2017		663,914
400	M	UBS AG, 4.875%, 8/4/2020		453,574
500	M	U.S. Bancorp., 3.6%, 9/11/2024		522,251
		Wells Fargo & Co.:
300	M	4.6%, 4/1/2021		337,189
900	M	3.45%, 2/13/2023		921,831
				13,866,615
		Food/Beverage/Tobacco-5.5%
500	M	Anheuser-Busch InBev SA/NV, 4.625%, 2/1/2044		555,590
200	M	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019		242,826
550	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		678,966
700	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		807,786
300	M	Ingredion, Inc., 4.625%, 11/1/2020		329,829
400	M	Philip Morris International, Inc., 5.65%, 5/16/2018		452,240
400	M	SABMiller Holdings, Inc., 3.75%, 1/15/2022	(a)	421,414
				3,488,651
		Forest Products/Container-.8%
500	M	Rock-Tenn Co., 4.9%, 3/1/2022		551,795
		Health Care-4.3%
400	M	Biogen, Inc., 6.875%, 3/1/2018		460,670
		Express Scripts Holding Co.:
450	M	4.75%, 11/15/2021		507,024
200	M	3.5%, 6/15/2024		206,299
400	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		418,236
400	M	Mylan, Inc., 3.125%, 1/15/2023	(a)	395,649
400	M	Novartis Capital Corp., 4.4%, 5/6/2044		462,675
200	M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019		225,911
54	M	Roche Holdings, Inc., 6%, 3/1/2019	(a)	62,580
				2,739,044
		Information Technology-2.0%
200	M	Apple, Inc., 2.5%, 2/9/2025		195,978
400	M	Harris Corp., 4.4%, 12/15/2020		432,560
200	M	Pitney Bowes, Inc., 5.75%, 9/15/2017		217,053
400	M	Symantec Corp., 3.95%, 6/15/2022		415,401
				1,260,992
		Manufacturing-3.0%
750	M	CRH America, Inc., 8.125%, 7/15/2018		893,865
400	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		465,161
500	M	Tyco Electronics Group SA, 6.55%, 10/1/2017		560,890
				1,919,916
		Media-Broadcasting-4.0%
200	M	ABC, Inc., 8.75%, 8/15/2021		268,301
400	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	499,184
350	M	CBS Corp., 3.375%, 3/1/2022		356,610
500	M	Comcast Corp., 4.25%, 1/15/2033		538,049
400	M	DirecTV Holdings, LLC, 3.8%, 3/15/2022		415,226
400	M	Time Warner Cable, Inc., 5%, 2/1/2020		446,866
				2,524,236
		Media-Diversified-1.4%
		McGraw-Hill Financial, Inc.:
620	M	5.9%, 11/15/2017		682,250
200	M	6.55%, 11/15/2037		225,894
				908,144
		Metals/Mining-4.8%
500	M	Alcoa, Inc., 6.15%, 8/15/2020		564,807
400	M	ArcelorMittal, 6.125%, 6/1/2018		430,800
400	M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021	(a)	432,794
500	M	Newmont Mining Corp., 5.125%, 10/1/2019		548,915
500	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		528,119
500	M	Vale Overseas, Ltd., 5.625%, 9/15/2019		533,535
				3,038,970
		Real Estate Investment Trusts-4.5%
400	M	Boston Properties, LP, 5.875%, 10/15/2019		464,728
450	M	Digital Realty Trust, LP, 5.25%, 3/15/2021		501,476
400	M	HCP, Inc., 5.375%, 2/1/2021		450,867
		ProLogis, LP:
300	M	4.5%, 8/15/2017		321,371
200	M	3.35%, 2/1/2021		207,874
500	M	Simon Property Group, LP, 3.375%, 10/1/2024		513,646
400	M	Ventas Realty, LP, 4.75%, 6/1/2021		442,163
				2,902,125
		Retail-General Merchandise-2.2%
400	M	Amazon.com, Inc., 4.8%, 12/5/2034		440,076
600	M	GAP, Inc., 5.95%, 4/12/2021		689,297
200	M	Home Depot, Inc., 5.875%, 12/16/2036		265,439
				1,394,812
		Telecommunications-.7%
400	M	Verizon Communications, Inc., 5.15%, 9/15/2023		458,913
		Transportation-2.7%
400	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		468,426
400	M	Con-way, Inc., 7.25%, 1/15/2018		452,358
440	M	GATX Corp., 4.75%, 6/15/2022		487,409
300	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	325,055
				1,733,248
		Utilities-7.0%
300	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044		328,557
300	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)	335,826
200	M	Electricite de France SA, 6.5%, 1/26/2019	(a)	234,112
300	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044		315,951
400	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019		448,941
		Great River Energy Co.:
66	M	5.829%, 7/1/2017	(a)	69,791
280	M	4.478%, 7/1/2030	(a)	307,747
450	M	Ohio Power Co., 5.375%, 10/1/2021		531,749
450	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044		478,953
604	M	Sempra Energy, 9.8%, 2/15/2019		778,156
500	M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041		626,961
				4,456,744
Total Value of Corporate Bonds (cost $58,703,608)				61,003,309
		U.S. GOVERNMENT OBLIGATIONS-1.5%
		U.S. Treasury Bonds:
400	M	3%, 11/15/2044		438,344
525	M	2.5%, 2/15/2045		520,242
Total Value of U.S. Government Obligations (cost $962,220)				958,586
Total Value of Investments (cost $59,665,828)		97.1%		61,961,895
Other Assets, Less Liabilities		2.9		1,874,046
Net Assets		100.0%		$ 63,835,941

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2015, the
Fund held nineteen 144A securities with an aggregate value of
$7,028,453 representing 11.0% of the Fund's net assets.

At March 31, 2015, the cost of investments for federal income tax purposes was $59,666,516. Accumulated net unrealized appreciation on investments was $2,295,379, consisting of $2,562,629 gross unrealized appreciation and $267,250 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$-	$61,003,309	$-	$61,003,309
U.S. Government Obligations	-	958,586	-	958,586
Total Investments in Securities	$-	$61,961,895	$-	$61,961,895

*The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND
March 31, 2015

Principal
Amount
or Shares		Security		Value
		CORPORATE BONDS-47.2%
		Automotive-3.4%
$100	M	Toyota Motor Credit Corp., 2.125%, 7/18/2019		$ 101,657
		Financial Services-11.2%
100	M	American Express Co., 7%, 3/19/2018		115,611
100	M	American International Group, Inc., 5.85%, 1/16/2018		111,786
100	M	BlackRock, Inc., 5%, 12/10/2019		113,922
				341,319
		Financials-14.9%
100	M	Bank of America Corp., 5.65%, 5/1/2018		111,006
100	M	Barclays Bank, PLC, 6.75%, 5/22/2019		118,653
100	M	Citigroup, Inc., 6.125%, 11/21/2017		111,177
100	M	Goldman Sachs Group, Inc., 6.15%, 4/1/2018		112,471
				453,307
		Industrials-3.3%
100	M	PACCAR Financial Corp., 1.45%, 3/9/2018		100,519
		Information Technology-3.4%
100	M	Apple, Inc., 2.1%, 5/6/2019		102,300
		Manufacturing-3.7%
100	M	Tyco Electronics Group SA, 6.55%, 10/1/2017		112,178
		Real Estate Investment Trusts-3.8%
100	M	Boston Properties, LP, 5.875%, 10/15/2019		116,182
		Telecommunications-3.5%
100	M	Verizon Communications, Inc., 3.65%, 9/14/2018		106,387
Total Value of Corporate Bonds (cost $1,430,216)				1,433,849
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-16.2%
		Fannie Mae
130	M	2.5%, 5/1/2022 - 6/1/2023		134,769
224	M	3%, 11/1/2021 - 8/1/2026	(a)	234,845
23	M	3.5%, 12/1/2023		24,951
90	M	4%, 1/1/2022 - 9/1/2024		95,932
Total Value of Residential Mortgage-Backed Securities (cost $488,262)				490,497
		U.S. GOVERNMENT OBLIGATIONS-13.4%
		U.S. Treasury Notes:
80	M	0.5%, 6/15/2016		80,138
105	M	0.625%, 12/31/2016		105,263
150	M	0.875%, 5/15/2017		150,855
70	M	0.875%, 1/15/2018		70,077
Total Value of U.S. Government Obligations (cost $405,359)				406,333
		ASSET BACKED SECURITIES-12.6%
		Fixed Autos-11.3%
		Ford Credit Auto Owner Trust:
60	M	1%, 9/18/2017		60,161
45	M	0.79%, 5/15/2018		45,043
20	M	Ford Credit Floorplan Master Owner Trust, 1.42% 1/15/2020		20,013
45	M	Honda Auto Receivables Owner Trust, 1.46%, 10/15/2020		45,224
70	M	Nissan Auto Receivables Owner Trust, 1%, 7/16/2018		70,186
75	M	Nissan Master Owner Trust, 1.44%, 2/15/2020		75,116
25	M	Toyota Auto Receivables Owner Trust, 1.52%, 6/15/2020		25,104
				340,847
		Fixed Financials-1.3%
40	M	Chase Issuance Trust, 1.3%, 2/18/2020		40,006
Total Value of Asset Backed Securities (cost $380,176)				380,853
		U.S. GOVERNMENT AGENCY OBLIGATIONS-3.8%
20	M	Federal Home Loan Bank, 0.875%, 5/24/2017		20,097
95	M	Freddie Mac, 1.75%, 5/30/2019		96,480
Total Value of U.S. Government Agency Obligations (cost $115,479)				116,577
		EXCHANGE TRADED FUNDS-2.7%
		Short-Term Corporate Bond Fund
1,035		Vanguard Short-Term Corporate Bond ETF (ETF) (cost $82,842)		83,017
		SUPRANATIONALS-3.4%
		Financials
$50	M	European Investment Bank, 4.875%, 1/17/2017		53,738
50	M	Kreditanstalt Fuer Wiederaufbau, 0.875%, 12/15/2017		49,954
Total Value of Supranationals (cost $103,678)				103,692
Total Value of Investments (cost $3,006,012)		99.3%		3,014,818
Other Assets, Less Liabilities		.7		20,802
Net Assets		100.0%		$3,035,620

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At March 31, 2015, the cost of investments for federal income tax purposes was
$3,006,012. Accumulated net unrealized appreciation on investments was $8,806, consisting of $9,549 gross unrealized appreciation and $743 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$1,433,849	$-	$1,433,849
Residential
Mortgage-Backed Securities	-	490,497	-	490,497
U.S. Government Obligations	-	406,333	-	406,333
Asset Backed Securities
Fixed Autos	-	340,847	-	340,847
Fixed Financials	-	40,006	-	40,006
U.S. Government Agency
Obligations	-	116,577	-	116,577
Exchange Traded Funds	83,017	-	-	83,017
Supranationals	-	103,692	-	103,692
Total Investments in Securities*	$83,017	$2,931,801	$-	$3,014,818

*The Portfolio of Investments provides information on the industry categorization for corporate bonds, asset backed securities, exchange traded funds and supranationals.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
March 31, 2015

Shares		Security		Value
		COMMON STOCKS-97.3%
		Consumer Discretionary-20.5%
5,800	*	Belmond, Ltd. - Class "A"		$ 71,224
5,275		BorgWarner, Inc.		319,032
6,850		CST Brands, Inc.		300,235
7,800		Delphi Automotive, PLC		621,972
50	*	El Pollo Loco Holdings, Inc.		1,281
4,500		Ethan Allen Interiors, Inc.		124,380
5,800		Foot Locker, Inc.		365,400
1,975		GNC Holdings, Inc. - Class "A"		96,913
1,900		Harman International Industries, Inc.		253,897
200	*	Helen of Troy, Ltd.		16,298
8,400	*	Jarden Corporation		444,360
2,950		L Brands, Inc.		278,155
3,750		Lear Corporation		415,575
500	*	Metaldyne Performance Group, Inc.		9,010
6,150		Newell Rubbermaid, Inc.		240,281
1,625		Nordstrom, Inc.		130,520
5,600		Penske Automotive Group, Inc.		288,344
800		Ralph Lauren Corporation		105,200
13,600		Ruth's Hospitality Group, Inc.		215,968
8,600	*	ServiceMaster Global Holdings, Inc.		290,250
7,300		Stein Mart, Inc.		90,885
4,425	*	TRW Automotive Holdings Corporation		463,961
5,300		Tupperware Brands Corporation		365,806
1,900		Whirlpool Corporation		383,914
13,600	*	William Lyon Homes - Class "A"		351,152
11,050		Winnebago Industries, Inc.		234,923
975		Wyndham Worldwide Corporation		88,208
				6,567,144
		Consumer Staples-3.7%
4,975		Avon Products, Inc.		39,750
600		McCormick & Company, Inc.		46,266
7,800		Nu Skin Enterprises, Inc. - Class "A"		469,638
7,200		Pinnacle Foods, Inc.		293,832
3,117		Tootsie Roll Industries, Inc.		105,729
6,100		Tyson Foods, Inc.		233,630
				1,188,845
		Energy-3.6%
925	*	Dril-Quip, Inc.		63,261
2,675		Ensco, PLC - Class "A"		56,362
2,600		EOG Resources, Inc.		238,394
2,950		EQT Corporation		244,467
4,700	*	Helix Energy Solutions Group, Inc.		70,312
2,800		Hess Corporation		190,036
4,600		National Oilwell Varco, Inc.		229,954
5,000		RPC, Inc.		64,050
				1,156,836
		Financials-14.4%
1,975		Ameriprise Financial, Inc.		258,409
7,250		Berkshire Hills Bancorp, Inc.		200,825
10,250		Brixmor Property Group, Inc. (REIT)		272,138
2,900		Citizens Financial Group, Inc.		69,977
5,600		Discover Financial Services		315,560
4,975		Douglas Emmett, Inc. (REIT)		148,305
1,425		Federal Realty Investment Trust (REIT)		209,774
2,900		Financial Select Sector SPDR Fund (ETF)		69,919
3,800		First Republic Bank		216,942
5,600	*	Health Insurance Innovations, Inc. - Class "A"		43,736
9,100		iShares Core S&P Mid-Cap ETF (ETF)		1,383,018
3,850		iShares Russell 2000 ETF (ETF)		478,747
3,895		NASDAQ OMX Group, Inc.		198,411
4,900	*	Realogy Holdings Corporation		222,852
3,000		SPDR S&P Regional Banking (ETF)		122,490
7,000		Sterling Bancorp		93,870
5,750		Waddell & Reed Financial, Inc. - Class "A"		284,855
				4,589,828
		Health Care-17.2%
3,650	*	Actavis, PLC		1,086,313
3,250	*	Centene Corporation		229,743
2,450		DENTSPLY International, Inc.		124,681
6,100	*	Gilead Sciences, Inc.		598,593
6,050	*	Lannett Company, Inc.		409,645
2,575		McKesson Corporation		582,465
4,425		Omnicare, Inc.		340,991
2,450		Perrigo Company, PLC		405,597
8,300		Phibro Animal Health Corporation - Class "A"		293,903
14,100	*	Prestige Brands Holdings, Inc.		604,749
4,125		Thermo Fisher Scientific, Inc.		554,152
9,900	*	VWR Corporation		257,301
				5,488,133
		Industrials-14.7%
5,300		A.O. Smith Corporation		347,998
3,050		ADT Corporation		126,636
9,200		Advanced Drainage Systems, Inc.		275,448
7,550		Altra Industrial Motion Corporation		208,682
1,625		G&K Services, Inc. - Class "A"		117,861
5,750	*	Generac Holdings, Inc.		279,968
5,700		Greenbrier Companies, Inc.		330,600
1,975		IDEX Corporation		149,764
7,275		ITT Corporation		290,345
2,675		J.B. Hunt Transport Services, Inc.		228,432
2,800		Nielsen NV		124,796
4,750		Regal-Beloit Corporation		379,620
1,300		Roper Industries, Inc.		223,600
4,455		Ryder System, Inc.		422,735
2,400		Snap-On, Inc.		352,944
1,275	*	TAL International Group, Inc.		51,931
1,975		Textainer Group Holdings, Ltd.		59,230
5,300		Textron, Inc.		234,949
5,250	*	United Rentals, Inc.		478,590
				4,684,129
		Information Technology-13.5%
7,950	*	ARRIS Group, Inc.		229,715
4,800		Avago Technologies, Ltd.		609,504
6,000	*	Blackhawk Network Holdings, Inc.		214,620
4,300		CDW Corporation		160,132
2,950	*	Fiserv, Inc.		234,230
9,900		Juniper Networks, Inc.		223,542
13,200		Mentor Graphics Corporation		317,196
9,700		Methode Electronics, Inc.		456,288
9,400	*	PTC, Inc.		339,998
4,200	*	Qorvo, Inc.		334,740
9,100		Symantec Corporation		212,622
4,150	*	Synaptics, Inc.		337,416
3,900		TE Connectivity, Ltd.		279,318
9,100		Technology Select Sector SPDR Fund (ETF)		377,104
				4,326,425
		Materials-5.2%
4,800		Cytec Industries, Inc.		259,392
2,400		H.B. Fuller Company		102,888
5,300		International Paper Company		294,097
8,100		MeadWestvaco Corporation		403,947
1,300		Praxair, Inc.		156,962
1,775		Sigma-Aldrich Corporation		245,394
10,300	*	Trinseo SA		203,940
				1,666,620
		Utilities-4.5%
5,100		AGL Resources, Inc.		253,215
8,600	*	Dynegy, Inc.		270,298
3,925		NiSource, Inc.		173,328
4,725		Portland General Electric Company		175,250
4,425		SCANA Corporation		243,331
6,600		Wisconsin Energy Corporation		326,700
				1,442,122
Total Value of Common Stocks (cost $26,348,840)			97.3%	31,110,082
Other Assets, Less Liabilities			2.7	871,784
Net Assets			100.0%	$ 31,981,866

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At March 31, 2015, the cost of investments for federal income tax purposes was $26,355,133.
Accumulated net unrealized appreciation on investments was $4,754,949, consisting of
$5,331,824 gross unrealized appreciation and $576,875 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$31,110,082	$-	$-	$31,110,082

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
March 31, 2015

Shares		Security		Value
		COMMON STOCKS-96.7%
		Consumer Discretionary-13.4%
18,300		Garmin, Ltd.		$ 869,616
64,660		Gentex Corporation		1,183,278
14,525		Home Depot, Inc.		1,650,185
13,820		Starbucks Corporation		1,308,754
13,000		Wyndham Worldwide Corporation		1,176,110
				6,187,943
		Consumer Staples-11.9%
10,200		Clorox Company		1,125,978
7,400		Costco Wholesale Corporation		1,121,063
10,540		Kimberly-Clark Corporation		1,128,939
27,500		Kroger Company		2,108,150
				5,484,130
		Energy-5.5%
4,660		Chevron Corporation		489,207
5,080		ExxonMobil Corporation		431,800
7,720		Helmerich & Payne, Inc.		525,500
21,100		SM Energy Company		1,090,448
				2,536,955
		Financials-9.1%
12,300		Comerica, Inc.		555,099
13,590		Discover Financial Services		765,797
4,700		IntercontinentalExchange, Inc.		1,096,369
5,900		Travelers Companies, Inc.		637,967
27,200		Voya Financial, Inc.		1,172,592
				4,227,824
		Health Care-19.3%
7,120	*	Actavis, PLC		2,119,054
4,900		C.R. Bard, Inc.		820,015
13,300	*	Gilead Sciences, Inc.		1,305,129
35,300	*	Hologic, Inc.		1,165,782
6,090		Johnson & Johnson		612,654
7,420		McKesson Corporation		1,678,404
18,000	*	Quintiles Transnational Holdings, Inc.		1,205,460
				8,906,498
		Industrials-13.7%
22,860		Alaska Air Group, Inc.		1,512,875
9,540		Boeing Company		1,431,763
13,400		Cintas Corporation		1,093,842
10,020		Rockwell Automation, Inc.		1,162,220
10,300		Union Pacific Corporation		1,115,593
				6,316,293
		Information Technology-23.8%
15,500		Amdocs, Ltd.		843,200
9,200	*	ANSYS, Inc.		811,348
20,850		Apple, Inc.		2,594,366
36,000	*	Aspen Technology, Inc.		1,385,640
39,100		Cisco Systems, Inc.		1,076,227
10,200		DST Systems, Inc.		1,129,242
8,300	*	F5 Networks, Inc.		954,002
8,900		FactSet Research Systems, Inc.		1,416,880
25,610		Hewlett-Packard Company		798,008
				11,008,913
Total Value of Common Stocks (cost $33,087,124)			96.7%	44,668,556
Other Assets, Less Liabilities			3.3	1,540,890
Net Assets			100.0%	$ 46,209,446

*	Non-income producing

At March 31, 2015, the cost of investments for federal income tax purposes was $33,087,460.
Accumulated net unrealized appreciation on investments was $11,581,096, consisting of
$11,897,299 gross unrealized appreciation and $316,203 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$44,668,556	$-	$-	$44,668,556

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2015. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
March 31, 2015

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-96.9%
			Consumer Discretionary-17.2%
74,650		*	Belmond, Ltd. - Class "A"		$ 916,702
83,625			CST Brands, Inc.		3,665,284
25,000			Ethan Allen Interiors, Inc.		691,000
112,550		*	Fox Factory Holding Corporation		1,726,517
71,700			Hanesbrands, Inc.		2,402,667
15,500			Harman International Industries, Inc.		2,071,265
64,875		*	Jarden Corporation		3,431,888
55,325		*	Live Nation Entertainment, Inc.		1,395,850
4,300		*	Metaldyne Performance Group, Inc.		77,486
19,500			Oxford Industries, Inc.		1,471,275
39,875			Penske Automotive Group, Inc.		2,053,164
39,200		*	Performance Sports Group, Ltd.		764,400
92,250			Regal Entertainment Group - Class "A"		2,106,990
123,700			Ruth's Hospitality Group, Inc.		1,964,356
80,500		*	ServiceMaster Global Holdings, Inc.		2,716,875
42,275		*	Starz - Class "A"		1,454,683
32,000			Tupperware Brands Corporation		2,208,640
35,800		*	Visteon Corporation		3,451,120
74,000		*	William Lyon Homes - Class "A"		1,910,680
81,900			Winnebago Industries, Inc.		1,741,194
					38,222,036
			Consumer Staples-2.3%
144,500		*	Inventure Foods, Inc.		1,616,955
6,975			Nu Skin Enterprises, Inc. - Class "A"		419,965
45,550			Pinnacle Foods, Inc.		1,858,896
33,000			Tootsie Roll Industries, Inc.		1,119,360
					5,015,176
			Energy-3.1%
14,750		*	Dril-Quip, Inc.		1,008,752
50,000		*	Helix Energy Solutions Group, Inc.		748,000
80,000		*	Matrix Service Company		1,404,800
57,375			Western Refining, Inc.		2,833,751
27,000		*	Whiting Petroleum Corporation		834,300
					6,829,603
			Financials-19.0%
60,275			American Financial Group, Inc.		3,866,641
36,925			Aspen Insurance Holdings, Ltd.		1,743,968
35,700		*	Atlas Financial Holdings, Inc.		630,819
80,000			Berkshire Hills Bancorp, Inc.		2,216,000
84,700			Brixmor Property Group, Inc. (REIT)		2,248,785
44,200			Brown & Brown, Inc.		1,463,462
67,050			Douglas Emmett, Inc. (REIT)		1,998,760
45,500		*	FCB Financial Holdings, Inc. - Class "A"		1,245,335
17,625			Federal Realty Investment Trust (REIT)		2,594,576
139,500			Financial Select Sector SPDR Fund (ETF)		3,363,345
53,000		*	Green Bancorp, Inc.		592,540
10,750			iShares Russell 2000 ETF (ETF)		1,336,762
45,500			Montpelier Re Holdings, Ltd.		1,749,020
67,350			OceanFirst Financial Corporation		1,163,135
21,900			Prosperity Bancshares, Inc.		1,149,312
27,500			Simmons First National Corporation - Class "A"		1,250,425
90,000			SPDR S&P Regional Banking (ETF)		3,674,700
173,175			Sterling Bancorp		2,322,277
121,400		*	Strategic Hotels & Resorts, Inc. (REIT)		1,509,002
61,300			Sunstone Hotel Investors, Inc. (REIT)		1,021,871
110,000			TCF Financial Corporation		1,729,200
34,600			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		797,876
24,400			Waddell & Reed Financial, Inc. - Class "A"		1,208,776
76,000			WP Glimcher, Inc.		1,263,880
					42,140,467
			Health Care-13.3%
30,000		*	ANI Pharmaceuticals, Inc.		1,876,500
74,000		*	Centene Corporation		5,231,060
95,500		*	DepoMed, Inc.		2,140,155
63,275		*	Exactech, Inc.		1,621,738
123,000		*	Horizon Pharma, PLC		3,194,310
26,000		*	ICON, PLC		1,833,780
46,100		*	Lannett Company, Inc.		3,121,431
43,975			Omnicare, Inc.		3,388,714
39,000			PerkinElmer, Inc.		1,994,460
63,200			Phibro Animal Health Corporation - Class "A"		2,237,912
32,500		*	Surgical Care Affilates, Inc.		1,115,725
72,200		*	VWR Corporation		1,876,478
					29,632,263
			Industrials-18.2%
42,800			A.O. Smith Corporation		2,810,248
72,200			Advanced Drainage Systems, Inc.		2,161,668
51,500			Altra Industrial Motion Corporation		1,423,460
19,350			Applied Industrial Technologies, Inc.		877,329
15,200			G&K Services, Inc. - Class "A"		1,102,456
44,300		*	Generac Holdings, Inc.		2,156,967
37,000			Greenbrier Companies, Inc.		2,146,000
25,000			Industrial Select Sector SPDR Fund (ETF)		1,394,250
65,000			ITT Corporation		2,594,150
73,425			Kforce, Inc.		1,638,112
140,975		*	NCI Building Systems, Inc.		2,436,048
25,000			Orbital ATK, Inc.		1,915,750
24,000		*	Patrick Industries, Inc.		1,494,480
4,525			Precision Castparts Corporation		950,250
33,950			Regal-Beloit Corporation		2,713,284
53,275			Ryder System, Inc.		5,055,265
20,050			Snap-On, Inc.		2,948,553
14,750			Standex International Corporation		1,211,418
37,900		*	United Rentals, Inc.		3,454,964
					40,484,652
			Information Technology-16.6%
42,125		*	Advanced Energy Industries, Inc.		1,080,927
62,000		*	ARRIS Group, Inc.		1,791,490
59,925			Avnet, Inc.		2,666,662
63,950		*	Blackhawk Network Holdings, Inc.		2,287,491
61,000			CDW Corporation		2,271,640
61,625		*	CommScope Holding Company, Inc.		1,758,777
120,500		*	Entegris, Inc.		1,649,645
16,750			IAC/InterActiveCorp		1,130,122
78,000		*	JDS Uniphase Corporation		1,023,360
102,225			Mentor Graphics Corporation		2,456,467
71,475			Methode Electronics, Inc.		3,362,184
53,025		*	Microsemi Corporation		1,877,085
62,500		*	Newport Corporation		1,191,250
100,475		*	Orbotech, Ltd.		1,610,614
32,000		*	OSI Systems, Inc.		2,376,320
67,000		*	PTC, Inc.		2,423,390
80,000		*	QLogic Corporation		1,179,200
15,000		*	Qorvo, Inc.		1,195,500
23,100		*	Synaptics, Inc.		1,878,146
28,500		*	Verint Systems, Inc.		1,765,005
					36,975,275
			Materials-3.9%
39,700			AptarGroup, Inc.		2,521,744
120,000		*	Ferro Corporation		1,506,000
20,000			Huntsman Corporation		443,400
22,500			MeadWestvaco Corporation		1,122,075
20,200			Sensient Technologies Corporation		1,391,376
70,000		*	Trinseo SA		1,386,000
5,000			Westlake Chemical Corporation		359,700
					8,730,295
			Utilities-3.3%
25,000			AGL Resources, Inc.		1,241,250
57,000		*	Dynegy, Inc.		1,791,510
40,100			Portland General Electric Company		1,487,309
25,000			SCANA Corporation		1,374,750
29,000			Wisconsin Energy Corporation		1,435,500
					7,330,319
Total Value of Common Stocks (cost $164,300,680)					215,360,086
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.4%
$2,000	M		Fannie Mae, 0.035%, 4/29/2015		1,999,960
1,000	M		Federal Home Loan Bank, 0.05%, 5/12/2015		999,964
Total Value of Short-Term U.S. Government Agency Obligations (cost $2,999,889)					2,999,924
Total Value of Investments (cost $167,300,569)				98.3%	218,360,010
Other Assets, Less Liabilities				1.7	3,760,284
Net Assets				100.0%	$ 222,120,294

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At March 31, 2015, the cost of investments for federal income tax purposes was
$167,449,469. Accumulated net unrealized appreciation on investments was
$50,910,541, consisting of $54,754,642 gross unrealized appreciation and $3,844,101 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$215,360,086	$-	$-	$215,360,086
Short-Term U.S. Government
Agency Obligations	-	2,999,924		2,999,924
Total Investments in Securities*	$215,360,086	$2,999,924	$-	$218,360,010

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2015. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
March 31, 2015

Principal			Effective
Amount		Security	Yield	+	Value
		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS-74.5%
		Agency For International Development - Israel:
$698	M	9/15/2015	0.36%		$ 696,848
2,134	M	11/15/2015	0.44		2,128,097
		Fannie Mae:
243	M	8/12/2015	0.27		242,760
600	M	9/23/2015	0.20		599,416
2,208	M	11/15/2015	0.49		2,201,237
		Freddie Mac:
930	M	9/15/2015	0.17		929,281
830	M	9/15/2015	0.17		829,362
210	M	Government Trust Certificate - Turkey Trust, 5/15/2015	1.03		209,730
2,727	M	Resolution Funding Corporation, 10/15/2015	0.25		2,723,269
2,000	M	Tennessee Valley Authority, 11/1/2015	0.50		1,994,156
Total Value of U.S. Government Agency Zero
Coupon Obligations (cost $12,208,724)					12,554,156
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS-25.2%
4,260	M	U.S. Treasury Strips, 11/15/2015 (cost $4,124,221)	0.16		4,255,740
Total Value of Investments (cost $16,332,945)		99.7%			16,809,896
Other Assets, Less Liabilities		.3			50,566
Net Assets		100.0%			$ 16,860,462

+	The effective yields shown for the zero coupon obligations
are the effective yields at March 31, 2015.

At March 31, 2015, the cost of investments for federal
income tax purposes was $16,337,614. Accumulated net
unrealized appreciation on investments was $472,282,
consisting entirely of unrealized appreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Zero Coupon Obligations	$-	$12,554,156	$-	$12,554,156
U.S. Government
Zero Coupon Obligations	-	4,255,740	-	4,255,740
Total Investments in Securities	$-	$16,809,896	$-	$16,809,896

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
March 31, 2015

Shares or
Principal
Amount			Security			Value
			COMMON STOCKS-58.8%
			Consumer Discretionary-9.9%
2,500			BorgWarner, Inc.			$ 151,200
4,200			CBS Corporation - Class "B"			254,646
3,000			Delphi Automotive, PLC			239,220
2,400			Foot Locker, Inc.			151,200
5,900			Ford Motor Company			95,226
1,250			GNC Holdings, Inc. - Class "A"			61,337
1,000			Harman International Industries, Inc.			133,630
1,800			Home Depot, Inc.			204,498
4,000		*	Jarden Corporation			211,600
3,250			Johnson Controls, Inc.			163,930
1,900			L Brands, Inc.			179,151
1,900			Lear Corporation			210,558
1,400			Magna International, Inc.			75,124
3,200			Newell Rubbermaid, Inc.			125,024
1,700			Penske Automotive Group, Inc.			87,533
3,200			Stein Mart, Inc.			39,840
1,100		*	TRW Automotive Holdings Corporation			115,335
2,200			Tupperware Brands Corporation			151,844
1,600			Walt Disney Company			167,824
900			Whirlpool Corporation			181,854
650			Wyndham Worldwide Corporation			58,806
						3,059,380
			Consumer Staples-4.9%
4,400			Altria Group, Inc.			220,088
2,400			Avon Products, Inc.			19,176
3,500			Coca-Cola Company			141,925
2,600			CVS Health Corporation			268,346
3,650			Nu Skin Enterprises, Inc. - Class "A"			219,767
1,600			PepsiCo, Inc.			152,992
2,700			Philip Morris International, Inc.			203,391
1,050			Procter & Gamble Company			86,037
2,200			Tyson Foods, Inc. - Class "A"			84,260
1,600			Wal-Mart Stores, Inc.			131,600
						1,527,582
			Energy-4.2%
1,300			Anadarko Petroleum Corporation			107,653
400			Chevron Corporation			41,992
2,200			ConocoPhillips			136,972
2,200			Devon Energy Corporation			132,682
1,000			Ensco, PLC - Class "A"			21,070
1,900			ExxonMobil Corporation			161,500
900			Hess Corporation			61,083
2,700			Marathon Oil Corporation			70,497
1,900			Marathon Petroleum Corporation			194,541
1,500			National Oilwell Varco, Inc.			74,985
700			Noble Corporation, PLC			9,996
950			Occidental Petroleum Corporation			69,350
1,100			Phillips 66			86,460
500			Schlumberger, Ltd.			41,720
3,200			Suncor Energy, Inc.			93,600
						1,304,101
			Financials-6.3%
2,400			American Express Company			187,488
1,300			Ameriprise Financial, Inc.			170,092
5,200			Brixmor Property Group, Inc. (REIT)			138,060
1,100			Citizens Financial Group, Inc.			26,543
1,900			Discover Financial Services			107,065
900			Financial Select Sector SPDR Fund (ETF)			21,699
1,750		*	Health Insurance Innovations, Inc. - Class "A"			13,667
600			iShares Core S&P Mid-Cap ETF (ETF)			91,188
1,250			iShares Russell 2000 ETF (ETF)			155,438
3,900			JPMorgan Chase & Company			236,262
500			Morgan Stanley			17,845
1,450			PNC Financial Services Group, Inc.			135,198
900			SPDR S&P 500 ETF Trust (ETF)			185,787
900			SPDR S&P Regional Banking (ETF)			36,747
3,900			Sunstone Hotel Investors, Inc. (REIT)			65,013
3,500			U.S. Bancorp			152,845
3,650			Urstadt Biddle Properties, Inc. - Class "A" (REIT)			84,169
2,250			Wells Fargo & Company			122,400
						1,947,506
			Health Care-10.8%
3,950			Abbott Laboratories			183,003
3,300			AbbVie, Inc.			193,182
1,200		*	Actavis, PLC			357,144
1,700			Baxter International, Inc.			116,450
1,900		*	Express Scripts Holding Company			164,863
5,100		*	Gilead Sciences, Inc.			500,463
2,550			Johnson & Johnson			256,530
118		*	Mallinckrodt, PLC			14,945
700			McKesson Corporation			158,340
1,681			Medtronic, PLC			131,101
3,200			Merck & Company, Inc.			183,936
3,250		*	Mylan NV			192,888
1,800			Omnicare, Inc.			138,708
8,200			Pfizer, Inc.			285,278
2,100			Phibro Animal Health Corporation - Class "A"			74,361
2,500			Thermo Fisher Scientific, Inc.			335,850
1,000			Zoetis, Inc.			46,290
						3,333,332
			Industrials-7.0%
1,350			3M Company			222,683
1,000			ADT Corporation			41,520
2,600			Altra Industrial Motion Corporation			71,864
750			Caterpillar, Inc.			60,022
2,450		*	Generac Holdings, Inc.			119,290
3,800			General Electric Company			94,278
2,450			Greenbrier Companies, Inc.			142,100
2,100			Honeywell International, Inc.			219,051
2,150			ITT Corporation			85,806
150			Lockheed Martin Corporation			30,444
900			Nielsen NV			40,113
1,600			PACCAR, Inc.			101,024
1,750			Ryder System, Inc.			166,058
900			Snap-On, Inc.			132,354
1,000		*	TAL International Group, Inc.			40,730
1,100			Textainer Group Holdings, Ltd.			32,989
3,500			Textron, Inc.			155,155
2,700			Tyco International, Ltd.			116,262
1,100		*	United Rentals, Inc.			100,276
1,650			United Technologies Corporation			193,380
						2,165,399
			Information Technology-11.7%
2,950			Apple, Inc.			367,068
3,200		*	ARRIS Group, Inc.			92,464
2,100			Avago Technologies, Ltd.			266,658
1,400		*	Blackhawk Network Holdings, Inc.			50,078
2,300			CDW Corporation			85,652
8,600			Cisco Systems, Inc.			236,715
1,000		*	eBay, Inc.			57,680
8,300			EMC Corporation			212,148
4,650			Hewlett-Packard Company			144,894
5,750			Intel Corporation			179,802
1,500			International Business Machines Corporation			240,750
4,900			Juniper Networks, Inc.			110,642
6,000			Mentor Graphics Corporation			144,180
3,550			Methode Electronics, Inc.			166,992
6,150			Microsoft Corporation			250,028
1,600		*	NXP Semiconductors NV			160,576
3,450			Oracle Corporation			148,868
2,000		*	PTC, Inc.			72,340
1,400		*	Qorvo, Inc.			111,580
2,500			QUALCOMM, Inc.			173,350
4,500			Symantec Corporation			105,143
1,200		*	Synaptics, Inc.			97,566
1,700			TE Connectivity, Ltd.			121,754
700		*	Yahoo!, Inc.			31,105
						3,628,033
			Materials-2.2%
2,400			Cytec Industries, Inc.			129,696
1,200			H.B. Fuller Company			51,444
2,700			International Paper Company			149,823
3,400			MeadWestvaco Corporation			169,558
400			Praxair, Inc.			48,296
1,300			RPM International, Inc.			62,387
2,900		*	Trinseo SA			57,420
						668,624
			Telecommunication Services-1.2%
4,700			AT&T, Inc.			153,455
4,200			Verizon Communications, Inc.			204,246
						357,701
			Utilities-.6%
100			AGL Resources, Inc.			4,965
3,700		*	Dynegy, Inc.			116,291
1,450			NiSource, Inc.			64,032
						185,288
Total Value of Common Stocks (cost $15,904,402)						18,176,946
			CORPORATE BONDS-23.3%
			Agriculture-.4%
$100	M		Cargill, Inc., 6%, 11/27/2017	(a)		111,585
			Automotive-.4%
100	M		Johnson Controls, Inc., 5%, 3/30/2020			111,845
			Chemicals-1.0%
100	M		Agrium, Inc., 3.375%, 3/15/2025			100,213
100	M		CF Industries, Inc., 3.45%, 6/1/2023			101,103
100	M		Dow Chemical Co., 4.25%, 11/15/2020			109,973
						311,289
			Energy-2.4%
100	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)		107,369
100	M		Continental Resources, Inc., 5%, 9/15/2022			98,750
100	M		DCP Midstream Operating, LP, 2.5%, 12/1/2017			94,548
100	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021			105,202
100	M		Suncor Energy, Inc., 6.1%, 6/1/2018			112,729
100	M		Valero Energy Corp., 9.375%, 3/15/2019			125,364
100	M		Weatherford International, LLC, 6.35%, 6/15/2017			105,934
						749,896
			Financial Services-4.1%
100	M		Aflac, Inc., 8.5%, 5/15/2019			126,382
100	M		American Express Co., 7%, 3/19/2018			115,611
100	M		American International Group, Inc., 6.4%, 12/15/2020			121,280
100	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020			115,151
100	M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			107,140
100	M		BlackRock, Inc., 5%, 12/10/2019			113,922
100	M		ERAC USA Finance, LLC, 3.3%, 10/15/2022	(a)		101,843
100	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			125,078
100	M		General Electric Capital Corp., 5.625%, 9/15/2017			110,618
100	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)		110,630
100	M		Prudential Financial, Inc., 7.375%, 6/15/2019			121,199
						1,268,854
			Financials-3.9%
100	M		Bank of America Corp., 5.65%, 5/1/2018			111,006
100	M		Barclays Bank, PLC, 5.125%, 1/8/2020			113,781
100	M		Citigroup, Inc., 6.125%, 11/21/2017			111,177
100	M		Deutsche Bank AG London, 3.7%, 5/30/2024			102,623
200	M		Goldman Sachs Group, Inc., 3.625%, 1/22/2023			207,225
100	M		JPMorgan Chase & Co., 6%, 1/15/2018			111,897
100	M		Morgan Stanley, 6.625%, 4/1/2018			113,813
100	M		SunTrust Banks, Inc., 6%, 9/11/2017			110,652
100	M		U.S. Bancorp., 3.6%, 9/11/2024			104,450
100	M		Wells Fargo & Co., 4.6%, 4/1/2021			112,396
						1,199,020
			Food/Beverage/Tobacco-.7%
100	M		Anheuser-Busch InBev SA/NV, 4.625%, 2/1/2044			111,118
100	M		Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019			121,413
						232,531
			Forest Products/Container-.3%
100	M		Rock-Tenn Co., 4.9%, 3/1/2022			110,359
			Health Care-1.4%
100	M		Biogen, Inc., 6.875%, 3/1/2018			115,167
100	M		Express Scripts Holding Co., 4.75%, 11/15/2021			112,672
100	M		Laboratory Corp. of America Holdings, 3.2%, 2/1/2022			101,390
100	M		Quest Diagnostics, Inc., 3.5%, 3/30/2025			100,212
						429,441
			Information Technology-.3%
100	M		Apple, Inc., 2.5%, 2/9/2025			97,989
			Manufacturing-.4%
100	M		Tyco Electronics Group SA, 6.55%, 10/1/2017			112,178
			Media-Broadcasting-1.0%
100	M		CBS Corp., 3.375%, 3/1/2022			101,889
100	M		Comcast Corp., 5.15%, 3/1/2020			115,059
100	M		DirecTV Holdings, LLC, 3.8%, 3/15/2022			103,807
						320,755
			Metals/Mining-.7%
100	M		Newmont Mining Corp., 5.125%, 10/1/2019			109,783
100	M		Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021			105,624
						215,407
			Real Estate Investment Trusts-1.8%
100	M		Boston Properties, LP, 5.875%, 10/15/2019			116,182
100	M		Digital Realty Trust, LP, 5.25%, 3/15/2021			111,439
100	M		HCP, Inc., 5.375%, 2/1/2021			112,717
100	M		ProLogis, LP, 3.35%, 2/1/2021			103,937
100	M		Simon Property Group, LP, 3.375%, 10/1/2024			102,729
						547,004
			Retail-General Merchandise-1.1%
100	M		Amazon.com, Inc., 4.8%, 12/5/2034			110,019
100	M		GAP, Inc., 5.95%, 4/12/2021			114,883
100	M		Home Depot, Inc., 5.875%, 12/16/2036			132,720
						357,622
			Telecommunications-.4%
100	M		Verizon Communications, Inc., 5.15%, 9/15/2023			114,728
			Transportation-1.1%
100	M		Burlington North Santa Fe, LLC, 5.15%, 9/1/2043			117,107
100	M		GATX Corp., 5.2%, 3/15/2044			112,587
100	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)		108,352
						338,046
			Utilities-1.9%
100	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044			109,519
100	M		Ohio Power Co., 5.375%, 10/1/2021			118,166
100	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044			106,434
100	M		Sempra Energy, 9.8%, 2/15/2019			128,834
100	M		South Carolina Electric & Gas Co., 5.45%, 2/1/2041			125,392
						588,345
Total Value of Corporate Bonds (cost $7,215,738)						7,216,894
			U.S. GOVERNMENT OBLIGATIONS-4.8%
100	M		U.S. Treasury Bonds, 3.125%, 8/15/2044			112,055
			U.S. Treasury Notes:
500	M		0.080%, 1/31/2016		+	499,974
100	M		0.119%, 1/31/2017		+	100,021
250	M		1.375%, 12/31/2018			252,188
500	M		0.625%, 1/15/2024 (TIPS)			522,245
Total Value of U.S. Government Obligations (cost $1,483,900)						1,486,483
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-3.3%
			Fannie Mae-2.7%
49	M		3%, 1/1/2045			50,626
474	M		3.5%, 11/1/2028 - 8/1/2043			505,619
82	M		4%, 7/1/2041			88,948
163	M		4.5%, 8/1/2041			178,273
						823,466
			Freddie Mac-.6%
48	M		4%, 7/1/2044			51,823
140	M		3.5%, 11/1/2042 - 7/1/2044			147,319
						199,142
Total Value of Residential Mortgage-Backed Securities (cost $1,009,943)						1,022,608
			U.S. GOVERNMENT AGENCY OBLIGATIONS-1.8%
			Fannie Mae:
300	M		1.75%, 11/26/2019			304,620
250	M		2.36%, 12/14/2022			248,975
Total Value of U.S. Government Agency Obligations (cost $546,144)						553,595
			MUNICIPAL BONDS-.3%
100	M		Yale University, Connecticut, 2.086%, 4/15/2019 (csot $100,000)			102,238
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-6.5%
			Federal Home Loan Bank:
400	M		0.045%, 4/8/2015			399,998
400	M		0.05%, 4/10/2015			399,997
500	M		0.05%, 4/20/2015			499,993
700	M		0.075%, 5/1/2015			699,981
Total Value of Short-Term U.S. Government Agency Obligations (cost $1,999,935)						1,999,969
Total Value of Investments (cost $28,260,062)			98.8%			30,558,733
Other Assets, Less Liabilities			1.2			372,989
Net Assets			100.0%			$ 30,931,722

Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2015, the Fund held five 144A securities with an aggregate value of $539,779 representing 1.7% of the Fund's net assets.

+	Interest rates on adjustable rate bonds are determined and reset periodically.
The interest rates shown are the rates in effect of March 31, 2015.

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	TIPS	Treasury Inflation-Protected Securities

At March 31, 2015, the cost of investments for federal income tax purposes was $28,262,210. Accumulated net unrealized appreciation on investments was $2,296,523, consisting of $2,787,195 gross unrealized appreciation and
$490,672 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$18,176,946	$-	$-	18,176,946
Corporate Bonds	-	7,216,894	-	7,216,894
U.S. Government Obligations	-	1,486,483	-	1,486,483
Residential
Mortgage-Backed Securities	-	1,022,608	-	1,022,608
U.S. Government Agency
Obligations	-	553,595	-	553,595
Municipal Bonds	-	102,238	-	102,238
Short-Term U.S. Government
Agency Obligations	-	1,999,969	-	1,999,969
Total Investments in Securities*	$18,176,946	$12,381,787	$-	$30,558,733

*The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds and residential mortgage-backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Cash Management Fund, are priced by a pricing service. Other securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use estimates from a pricing service to fair value foreign securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. As of March 31, 2015, the Equity Income Fund held one security that was fair valued by FIMCO's Valuation Committee with a value of $200,000 representing .18% of the Fund's net assets and the Fund For Income held one security that was fair valued by FIMCO's Valuation Committee with a value of $275,000 representing .27% of the Fund's net assets.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates and loan participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized in Level 3. Short-term notes that are valued at amortized cost by the Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of March 31, 2015, is included following each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: May 28, 2015